UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Small Cap Index VIP

	Shares	Value ($)

Common Stocks 99.7%
Consumer Discretionary 12.7%
Auto Components 0.7%
American Axle & Manufacturing Holdings, Inc. (a)	12,500	67,000
Amerigon, Inc.*	8,400	55,272
ArvinMeritor, Inc. (a)	22,200	289,488
ATC Technology Corp.*	7,200	170,928
Cooper Tire & Rubber Co.	17,200	147,920
Dana Holding Corp.*	28,800	139,392
Drew Industries, Inc.*	7,100	121,481
Exide Technologies*	24,600	181,548
Fuel Systems Solutions, Inc.*	4,100	141,245

Hayes Lemmerz International, Inc.*	32,500	88,725
Lear Corp.* (a)	20,200	212,100
Modine Manufacturing Co.	10,906	157,919
Quantum Fuel Systems Technologies Worldwide, Inc.* (a)	25,200	32,508
Raser Technologies, Inc.* (a)	12,800	108,800
Spartan Motors, Inc. (a)	11,850	37,683
Stoneridge, Inc.*	5,500	61,875
Superior Industries International, Inc. (a)	8,000	153,280
Tenneco, Inc.*	13,300	141,379
Visteon Corp.*	44,800	103,936
Wonder Auto Technolgy, Inc.*	3,100	19,871

		2,432,350
Automobiles 0.1%
Fleetwood Enterprises, Inc.*	16,777	17,113
Winnebago Industries, Inc. (a)	10,594	136,874

		153,987
Distributors 0.0%
Audiovox Corp. "A"*	5,400	50,598
Core-Mark Holding Co., Inc.*	2,300	57,477

		108,075
Diversified Consumer Services 1.0%
American Public Education, Inc.*	3,800	183,464
Capella Education Co.*	4,800	205,728
Coinstar, Inc.*	9,328	298,496
Corinthian Colleges, Inc.*	26,600	399,000
DMRC Corp.*	1,485	6,478
Jackson Hewitt Tax Service, Inc.	9,000	138,060
K12, Inc.*	1,800	47,700
Learning Tree International, Inc.*	2,000	24,900
Matthews International Corp. "A"	10,400	527,696
Pre-Paid Legal Services, Inc.* (a)	2,878	118,746
Regis Corp.	12,800	352,000
Sotheby's (a)	20,683	414,901
Steiner Leisure Ltd.*	5,300	182,214
Stewart Enterprises, Inc. "A" (a)	28,500	224,010
thinkorswim Group, Inc.*	17,700	147,441
Universal Technical Institute, Inc.* (a)	7,400	126,244

		3,397,078
Hotels Restaurants & Leisure 2.4%
AFC Enterprises, Inc.*	9,900	71,874
Ambassadors Group, Inc.	6,000	95,460
Ameristar Casinos, Inc. (a)	8,400	119,196
Bally Technologies, Inc.*	16,900	511,732
BJ's Restaurants, Inc.*	6,000	71,640
Bluegreen Corp.*	7,100	49,061
Bob Evans Farms, Inc.	9,642	263,130
Buffalo Wild Wings, Inc.* (a)	5,100	205,224
California Pizza Kitchen, Inc.*	8,300	106,821
CBRL Group, Inc.	7,000	184,100
CEC Entertainment, Inc.*	6,850	227,420
Churchill Downs, Inc.	3,519	172,361
CKE Restaurants, Inc.	17,600	186,560
Denny's Corp.*	32,500	83,850
DineEquity, Inc. (a)	5,000	84,300

Domino's Pizza, Inc.*	14,500	176,030
Dover Downs Gaming & Entertainment, Inc.	5,660	44,035
Gaylord Entertainment Co.* (a)	12,300	361,251
Great Wolf Resorts, Inc.*	11,156	40,831
Isle of Capri Casinos, Inc.* (a)	7,211	65,043
Jack in the Box, Inc.*	17,550	370,305
Krispy Kreme Doughnuts, Inc.* (a)	20,100	66,330
Landry's Restaurants, Inc. (a)	4,700	73,085
LIFE TIME FITNESS, Inc.* (a)	10,500	328,335
Lodgian, Inc.*	4,874	38,017
Luby's, Inc.*	4,100	32,964
Marcus Corp.	4,850	77,988
Monarch Casino & Resort, Inc.*	5,100	58,089
Morgans Hotel Group Co.*	9,800	106,918
O'Charley's, Inc.	8,300	72,625
P.F. Chang's China Bistro, Inc.* (a)	7,072	166,475
Papa John's International, Inc.*	7,112	193,162
Peet's Coffee & Tea, Inc.* (a)	5,300	147,976
Pinnacle Entertainment, Inc.* (a)	17,900	135,324
Red Robin Gourmet Burgers, Inc.*	4,600	123,280
Rick's Cabaret International, Inc.*	2,600	25,532
Riviera Holdings Corp.*	3,300	24,255
Ruby Tuesday, Inc.*	15,421	89,288
Ruth's Chris Steak House, Inc.*	7,200	28,296
Shuffle Master, Inc.*	12,125	61,716
Six Flags, Inc.*	30,300	20,907
Sonic Corp.*	18,000	262,260
Speedway Motorsports, Inc.	4,554	88,712
Texas Roadhouse, Inc. "A"* (a)	14,800	133,052
The Cheesecake Factory, Inc.* (a)	19,900	290,938
The Steak n Shake Co.* (a)	11,475	99,603
Town Sports International Holdings, Inc.*	6,800	41,480
Vail Resorts, Inc.* (a)	9,500	332,025
Wendy's/Arby's Group, Inc. "A" (a)	125,000	657,500
WMS Industries, Inc.*	13,350	408,109

		7,674,465
Household Durables 1.2%
American Greetings Corp. "A"	15,100	230,879
Beazer Homes USA, Inc.* (a)	14,000	83,720
Blyth, Inc.	8,000	90,720
Brookfield Homes Corp. (a)	4,484	64,390
Cavco Industries, Inc.*	1,600	57,840
Champion Enterprises, Inc.* (a)	21,800	120,990
CSS Industries, Inc.	1,650	42,471
Ethan Allen Interiors, Inc. (a)	7,400	207,348
Furniture Brands International, Inc.	13,500	142,020
Helen of Troy Ltd.*	10,500	239,085
Hooker Furniture Corp.	4,000	71,000
Hovnanian Enterprises, Inc. "A"*	14,000	111,860
iRobot Corp.* (a)	6,600	97,812
La-Z-Boy, Inc.	14,500	135,140
Libbey, Inc.	5,200	44,252
M/I Homes, Inc.	5,000	113,900
Meritage Homes Corp.* (a)	10,300	254,410
National Presto Industries, Inc.	1,700	126,650

Palm Harbor Homes, Inc.*	3,050	30,226
Russ Berrie & Co., Inc.*	3,900	29,913
Ryland Group, Inc.	12,900	342,108
Sealy Corp. (a)	11,200	72,352
Skyline Corp.	2,900	76,647
Standard Pacific Corp.* (a)	39,100	192,163
Tempur-Pedic International, Inc. (a)	22,241	261,554
Tupperware Brands Corp.	18,990	524,694
Universal Electronics, Inc.*	5,141	128,422

		3,892,566
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	9,500	57,190
Blue Nile, Inc.* (a)	3,900	167,193
drugstore.com, Inc.*	19,900	46,765
Gaiam, Inc. "A"*	6,600	69,960
Netflix, Inc.* (a)	12,271	378,929
NutriSystem, Inc. (a)	9,000	159,480
Orbitz Worldwide, Inc.* (a)	10,100	59,287
Overstock.com, Inc.* (a)	5,200	103,012
PetMed Express, Inc.*	8,200	128,740
Shutterfly, Inc.* (a)	7,100	68,231
Stamps.com, Inc.*	6,200	72,354

		1,311,141
Leisure Equipment & Products 0.7%
Brunswick Corp. (a)	26,300	336,377
Callaway Golf Co.	20,620	290,123
JAKKS Pacific, Inc.*	9,400	234,154
Leapfrog Enterprises, Inc.*	11,900	125,664
Marine Products Corp.	3,050	25,315
Nautilus, Inc.*	9,575	43,758
Polaris Industries, Inc. (a)	10,300	468,547
Pool Corp. (a)	15,900	370,947
RC2 Corp.*	6,419	128,380
Smith & Wesson Holding Corp.* (a)	13,700	51,238
Steinway Musical Instruments, Inc.*	2,800	79,296

		2,153,799
Media 1.3%
AH Belo Corp. "A"	9,040	46,647
Arbitron, Inc.	8,900	397,741
Belo Corp. "A"	24,700	147,212
Charter Communications, Inc. "A"* (a)	128,100	93,513
Cinemark Holdings, Inc. (a)	7,800	106,080
Citadel Broadcasting Corp.*	53,100	41,418
CKX, Inc.*	15,000	92,400
Cox Radio, Inc. "A"* (a)	9,300	98,208
Crown Media Holdings, Inc.* (a)	4,100	20,623
Cumulus Media, Inc. "A"* (a)	11,400	48,564
Dolan Media*	7,800	78,702
Entercom Communications Corp. (a)	9,000	45,180
Entravision Communications Corp. "A"*	17,800	47,882
Fisher Communications, Inc.	1,500	59,100
GateHouse Media, Inc. (a)	6,600	3,234
Global Sources Ltd.* (a)	4,630	46,624
Global Traffic Network, Inc.*	2,300	21,321

Gray Television, Inc.	10,200	17,544
Harte-Hanks, Inc.	9,800	101,626
Idearc, Inc. (a)	42,700	53,375
Interactive Data Corp.	11,700	295,074
Journal Communications, Inc. "A"	10,000	48,800
Knology, Inc.*	7,900	63,753
Lee Enterprises, Inc. (a)	17,800	62,300
Lin TV Corp. "A"*	7,600	39,216
Live Nation, Inc.*	22,600	367,702
Martha Stewart Living Omnimedia, Inc. "A"* (a)	9,422	80,181
Marvel Entertainment, Inc.*	14,900	508,686
McClatchy Co. "A" (a)	18,900	83,160
Media General, Inc. "A" (a)	6,400	79,552
Mediacom Communications Corp. "A"* (a)	15,300	90,576
National CineMedia, Inc.	14,800	163,540
Outdoor Channel Holdings, Inc.*	2,900	25,520
Playboy Enterprises, Inc. "B"*	9,760	38,454
PRIMEDIA, Inc.	11,400	27,702
R.H. Donnelley Corp.* (a)	19,000	37,810
RCN Corp.*	13,300	163,058
RHI Entertainment, Inc*	4,300	64,070
Scholastic Corp.	8,500	218,280
Sinclair Broadcast Group, Inc. "A" (a)	18,918	95,347
Valassis Communications, Inc.*	14,200	122,972
Value Line, Inc.	200	6,698
Westwood One, Inc.*	19,800	10,890
World Wrestling Entertainment, Inc. (a)	8,322	128,658

		4,388,993
Multiline Retail 0.2%
99 Cents Only Stores*	14,500	159,065
Dillard's, Inc. "A" (a)	17,800	210,040
Fred's, Inc.	13,868	197,203
Retail Ventures, Inc.*	11,500	44,850
Tuesday Morning Corp.*	11,900	49,147

		660,305
Specialty Retail 3.0%
Aaron Rents, Inc.	13,650	369,505
Aeropostale, Inc.*	20,500	658,255
America's Car-Mart, Inc.*	4,200	78,078
Asbury Automotive Group, Inc.	9,200	105,984
bebe stores, inc.	11,100	108,447
Big 5 Sporting Goods Corp.	6,900	71,208
Blockbuster, Inc. "A"* (a)	61,600	126,280
Borders Group, Inc.	20,900	137,104
Brown Shoe Co., Inc.	12,225	200,245
Build-A-Bear Workshop, Inc.*	6,100	44,408
Cabela's, Inc. "A"* (a)	10,500	126,840
Cache, Inc.*	5,050	34,694
Casual Male Retail Group, Inc.*	13,600	53,448
Cato Corp. "A"	10,050	176,378
Charlotte Russe Holding, Inc.*	7,600	77,900
Charming Shoppes, Inc.* (a)	34,000	166,260
Chico's FAS, Inc.*	53,500	292,645
Children's Place Retail Stores, Inc.*	7,100	236,785
Christopher & Banks Corp.	9,475	72,673

Circuit City Stores, Inc. (a)	49,600	37,696
Citi Trends, Inc.*	4,800	78,192
Coldwater Creek, Inc.*	20,200	116,958
Collective Brands, Inc.*	19,200	351,552
Conn's, Inc.* (a)	3,400	63,614
Dress Barn, Inc.*	15,100	230,879
DSW, Inc. "A"* (a)	5,900	80,830
Genesco, Inc.*	6,051	202,587
Group 1 Automotive, Inc. (a)	6,700	145,591
Gymboree Corp.*	8,600	305,300
Haverty Furniture Companies, Inc.	7,400	84,656
hhgregg, Inc.*	4,700	45,825
Hibbett Sports, Inc.* (a)	9,705	194,294
Hot Topic, Inc.*	16,275	107,578
J. Crew Group, Inc.* (a)	12,900	368,553
Jo-Ann Stores, Inc.*	8,002	167,882
Jos. A. Bank Clothiers, Inc.* (a)	5,921	198,946
Lumber Liquidators, Inc.*	3,900	48,984
MarineMax, Inc.* (a)	6,900	49,887
Midas, Inc.*	5,300	72,928
Monro Muffler Brake, Inc.	6,375	147,008
New York & Co., Inc.*	5,323	50,781
Pacific Sunwear of California, Inc.* (a)	21,100	142,003
Pier 1 Imports, Inc.*	27,400	113,162
Rent-A-Center, Inc.*	21,000	467,880
REX Stores Corp.*	1,400	16,170
Sally Beauty Holdings, Inc.* (a)	29,400	252,840
Shoe Carnival, Inc.*	3,800	62,244
Sonic Automotive, Inc. "A"	8,000	67,680
Stage Stores, Inc.	11,465	156,612
Stein Mart, Inc.	9,996	39,084
Systemax, Inc. (a)	3,900	54,834
Talbots, Inc. (a)	8,600	112,660
The Buckle, Inc. (a)	5,239	290,974
The Finish Line, Inc. "A"	14,907	148,921
The Men's Wearhouse, Inc.	15,800	335,592
The Pep Boys- Manny, Moe & Jack (a)	11,800	72,924
The Wet Seal, Inc. "A"*	31,600	114,708
Tractor Supply Co.*	11,200	470,960
Tween Brands, Inc.*	8,544	83,646
Ulta Salon, Cosmetics & Fragrance, Inc.*	5,100	67,728
Zale Corp.*	10,700	267,500
Zumiez, Inc.*	5,600	92,288

		9,718,068
Textiles, Apparel & Luxury Goods 1.7%
American Apparel, Inc.* (a)	9,000	73,800
Carter's, Inc.*	16,600	327,518
Cherokee, Inc. (a)	3,300	72,534
Columbia Sportswear Co. (a)	4,800	201,408
Crocs, Inc.* (a)	25,100	89,858
Deckers Outdoor Corp.*	4,000	416,320
FGX International Holdings Ltd.*	2,500	27,675
Fossil, Inc.*	14,900	420,627
Fuqi International, Inc.*	4,300	35,045
G-III Apparel Group Ltd.*	5,400	101,034

Iconix Brand Group, Inc.* (a)	18,800	245,904
K-Swiss, Inc. "A"	9,300	161,820
Kenneth Cole Productions, Inc. "A"	4,544	66,797
Lululemon Athletica, Inc.* (a)	5,200	119,756
Maidenform Brands, Inc.*	8,408	122,000
Movado Group, Inc.	6,000	134,100
Oxford Industries, Inc.	4,500	116,235
Perry Ellis International, Inc.*	4,600	68,586
Quiksilver, Inc.*	38,400	220,416
Skechers USA, Inc. "A"*	9,689	163,066
Steven Madden Ltd.*	6,500	161,070
The Warnaco Group, Inc.*	13,900	629,531
Timberland Co. "A"*	14,200	246,654
True Religion Apparel, Inc.* (a)	4,900	126,665
Under Armour, Inc. "A"* (a)	9,800	311,248
Unifi, Inc.*	9,100	44,044
UniFirst Corp.	5,000	215,450
Volcom, Inc.* (a)	6,200	107,136
Weyco Group, Inc.	1,500	50,205
Wolverine World Wide, Inc.	15,700	415,422

		5,491,924
Consumer Staples 3.6%
Beverages 0.1%
Boston Beer Co., Inc. "A"*	3,200	151,968
Coca-Cola Bottling Co.	1,300	56,758
National Beverage Corp.*	3,820	33,883

		242,609
Food & Staples Retailing 1.1%
Arden Group, Inc. "A"	200	29,124
Casey's General Stores, Inc.	16,886	509,451
Great Atlantic & Pacific Tea Co., Inc.* (a)	11,040	119,453
Ingles Markets, Inc. "A"	4,700	107,301
Longs Drug Stores Corp.	9,483	717,294
Nash Finch Co.	4,700	202,664
Pantry, Inc.*	7,900	167,401
PriceSmart, Inc.	3,900	65,286
Ruddick Corp.	14,000	454,300
Spartan Stores, Inc.	7,400	184,112
The Andersons, Inc. (a)	5,000	176,100
United Natural Foods, Inc.* (a)	14,265	356,482
Village Super Market, Inc. "A"	500	23,835
Weis Markets, Inc.	2,800	100,828
Winn-Dixie Stores, Inc.*	18,000	250,200

		3,463,831
Food Products 1.7%
AgFeed Industries, Inc.*	7,000	55,300
Alico, Inc. (a)	900	42,687
B&G Foods, Inc. "A"	4,500	32,175
Cal-Maine Foods, Inc. (a)	3,700	101,528
Calavo Growers, Inc.	2,100	26,166
Chiquita Brands International, Inc.*	12,400	196,044
Darling International, Inc.*	24,800	275,528
Diamond Foods, Inc.	5,800	162,574
Farmer Brothers Co.	1,200	29,844

Flowers Foods, Inc.	25,305	742,955
Fresh Del Monte Produce, Inc.* (a)	12,500	277,500
Green Mountain Coffee Roasters, Inc.* (a)	5,800	228,172
Hain Celestial Group, Inc.*	13,582	373,912
HQ Sustainable Maritime Industries, Inc.*	3,000	15,180
Imperial Sugar Co. (a)	4,300	58,222
J & J Snack Foods Corp.	3,800	128,858
Lancaster Colony Corp.	7,500	282,450
Lance, Inc.	8,000	181,520
Omega Protein Corp.*	6,600	77,616
Pilgrim's Pride Corp. (a)	13,500	33,615
Ralcorp Holdings, Inc.*	17,760	1,197,202
Reddy Ice Holdings, Inc.	6,780	24,747
Sanderson Farms, Inc. (a)	6,850	251,669
Smart Balance, Inc.* (a)	18,100	118,736
Synutra International, Inc.* (a)	2,900	58,377
Tootsie Roll Industries, Inc. (a)	8,726	252,269
TreeHouse Foods, Inc.*	10,000	297,000
Zhongpin, Inc.*	6,900	73,347

		5,595,193
Household Products 0.1%
Central Garden & Pet Co. "A"*	18,700	111,265
Spectrum Brands, Inc.*	13,800	19,182
WD-40 Co.	5,300	190,429

		320,876
Personal Products 0.4%
American Oriental Bioengineering, Inc.*	18,500	120,065
Chattem, Inc.* (a)	5,700	445,626
Elizabeth Arden, Inc.*	8,600	168,818
Inter Parfums, Inc.	5,250	71,190
Mannatech, Inc. (a)	6,100	24,400
Nu Skin Enterprises, Inc. "A"	14,244	231,038
Prestige Brands Holdings, Inc.*	11,860	105,317
USANA Health Sciences, Inc.* (a)	2,900	118,871

		1,285,325
Tobacco 0.2%
Alliance One International, Inc.*	32,800	124,640
Universal Corp. (a)	8,068	396,058
Vector Group Ltd. (a)	10,361	182,982

		703,680
Energy 6.3%
Energy Equipment & Services 2.0%
Allis-Chalmers Energy, Inc.*	8,200	103,730
Basic Energy Services, Inc.*	12,400	264,120
Bolt Technology Corp.* (a)	3,400	49,198
Bristow Group, Inc.* (a)	7,600	257,184
Bronco Drilling Co., Inc.*	9,467	96,753
Cal Dive International, Inc.* (a)	12,663	134,222
CARBO Ceramics, Inc.	6,700	345,787
Complete Production Services, Inc.*	14,600	293,898
Dawson Geophysical Co.*	2,500	116,725
Dril-Quip, Inc.*	9,400	407,866
ENGlobal Corp.*	9,400	124,738
Geokinetics, Inc.*	2,700	51,300

Grey Wolf, Inc.*	54,400	423,232
Gulf Island Fabrication, Inc.	4,100	141,327
GulfMark Offshore, Inc.*	7,100	318,648
Hornbeck Offshore Services, Inc.*	6,900	266,478
ION Geophysical Corp.* (a)	25,700	364,683
Lufkin Industries, Inc.	4,900	388,815
Matrix Service Co.*	8,700	166,170
Mitcham Industries, Inc.*	3,900	39,351
NATCO Group, Inc. "A"*	6,000	241,080
Natural Gas Services Group*	4,400	76,868
Newpark Resources, Inc.*	30,025	219,182
OYO Geospace Corp.*	1,400	54,992
Parker Drilling Co.* (a)	33,900	271,878
PHI, Inc. (Non Voting)*	3,600	132,948
Pioneer Drilling Co.*	14,900	198,170
RPC, Inc. (a)	9,750	137,085
SulphCo, Inc.* (a)	11,000	22,110
Superior Well Services, Inc.*	5,648	142,951
T-3 Energy Services, Inc.*	4,200	155,904
Trico Marine Services, Inc.* (a)	4,600	78,568
Union Drilling, Inc.*	5,000	52,950
Willbros Group, Inc.*	11,900	315,350

		6,454,261
Oil, Gas & Consumable Fuels 4.3%
Abraxas Petroleum Corp.*	15,500	40,455
Alon USA Energy, Inc. (a)	4,777	64,394
American Oil & Gas, Inc.*	14,300	37,323
APCO Argentina, Inc.	2,100	59,451
Approach Resources, Inc.*	3,500	50,610
Arena Resources, Inc.*	12,000	466,200
Arlington Tankers Ltd.	3,000	46,140
Atlas America, Inc.	11,397	388,752
ATP Oil & Gas Corp.*	8,442	150,352
Aventine Renewable Energy Holdings, Inc.*	11,500	36,340
Berry Petroleum Co. "A"	13,100	507,363
Bill Barrett Corp.* (a)	11,160	358,348
BMB Munai, Inc.*	14,600	60,590
BPZ Resources, Inc.* (a)	19,300	331,960
Brigham Exploration Co.*	15,600	171,444
Callon Petroleum Co.*	7,400	133,422
Cano Petroleum, Inc.*	13,300	30,723
Carrizo Oil & Gas, Inc.* (a)	8,484	307,715
Cheniere Energy, Inc.* (a)	17,000	38,250
Clayton Williams Energy, Inc.*	1,900	134,007
Clean Energy Fuels Corp.* (a)	8,300	117,445
Comstock Resources, Inc.*	14,124	706,906
Concho Resources, Inc.*	17,400	480,414
Contango Oil & Gas Co.*	4,400	237,512
Crosstex Energy, Inc.	13,400	334,598
CVR Energy, Inc.*	6,453	54,979
Delek US Holdings, Inc.	2,600	24,102
Delta Petroleum Corp.* (a)	20,200	274,316
DHT Maritime, Inc. (a)	14,400	96,768
Double Eagle Petroleum Co.*	3,600	51,408
Endeavour International Corp.*	42,500	56,100

Energy Partners Ltd.*	9,909	85,911
Energy XXI (Bermuda) Ltd. *	37,800	114,912
Evergreen Energy, Inc.* (a)	32,100	30,174
EXCO Resources, Inc.*	47,100	768,672
FX Energy, Inc.*	14,700	109,368
Gasco Energy, Inc.*	32,800	59,696
General Maritime Corp.	7,600	148,048
GeoGlobal Resources, Inc.* (a)	9,700	24,444
Geomet, Inc.*	3,700	20,128
GeoResources, Inc.*	2,400	27,504
GMX Resources, Inc.* (a)	5,265	251,667
Golar LNG Ltd. (a)	11,000	146,080
Goodrich Petroleum Corp.*	7,115	310,143
Gran Tierra Energy, Inc.* (a)	31,800	117,978
Gulfport Energy Corp.* (a)	9,200	92,460
Harvest Natural Resources, Inc.*	12,100	122,452
Houston American Energy Corp.*	5,900	37,288
International Coal Group, Inc.* (a)	39,100	243,984
James River Coal Co.* (a)	7,800	171,522
Knightsbridge Tankers Ltd.	6,100	161,467
McMoRan Exploration Co.*	18,900	446,796
Meridian Resource Corp.*	29,300	53,912
National Coal Corp.*	9,100	47,593
Nordic American Tanker Shipping Ltd. (a)	10,200	327,012
Northern Oil and Gas, Inc.* (a)	7,300	59,349
Oilsands Quest, Inc.* (a)	49,700	148,603
Pacific Ethanol, Inc.* (a)	18,310	25,451
Panhandle Oil & Gas, Inc.	1,800	51,534
Parallel Petroleum Corp.*	13,200	124,344
Penn Virginia Corp.	12,800	684,032
Petroleum Development Corp.*	4,978	220,874
PetroQuest Energy, Inc.* (a)	13,600	208,760
Quest Resource Corp.*	7,600	20,216
RAM Energy Resources, Inc.* (a)	14,800	42,772
Rentech, Inc.*	54,400	72,352
Rex Energy Corp.*	5,900	92,984
Rosetta Resources, Inc.*	16,252	298,387
Ship Finance International Ltd. (a)	12,500	269,500
Stone Energy Corp.*	9,421	398,791
Swift Energy Co.*	9,220	356,722
Teekay Tankers Ltd. "A" (a)	5,000	84,650
Toreador Resources Corp.* (a)	6,100	54,839
Tri-Valley Corp.* (a)	8,800	55,792
TXCO Resources, Inc.*	12,300	123,492
Uranium Resources, Inc.* (a)	16,600	28,054
USEC, Inc.* (a)	33,333	180,331
VAALCO Energy, Inc.*	20,500	140,220
Venoco, Inc.*	5,800	75,400
VeraSun Energy Corp.* (a)	29,849	93,427
Warren Resources, Inc.* (a)	18,800	187,624
Western Refining, Inc. (a)	8,500	85,935
Westmoreland Coal Co.* (a)	2,300	36,340
World Fuel Services Corp.	8,100	186,543

		14,174,916

Financials 21.3%
Capital Markets 1.6%
Ares Capital Corp. (a)	28,500	297,255
BGC Partners, Inc. "A"	10,600	45,474
BlackRock Kelso Capital Corp.	3,000	34,590
Calamos Asset Management, Inc. "A"	6,900	123,648
Capital Southwest Corp.	800	113,640
Cohen & Steers, Inc. (a)	5,900	167,147
Diamond Hill Investment Group*	500	44,960
Evercore Partners, Inc. "A" (a)	4,300	77,314
FBR Capital Markets Corp.* (a)	9,200	59,616
FCStone Group, Inc.* (a)	6,850	123,231
GAMCO Investors, Inc. "A"	2,700	160,110
GFI Group, Inc.	19,760	93,070
Gladstone Capital Corp. (a)	5,900	89,916
Gladstone Investment Corp.	4,400	30,272
Greenhill & Co., Inc. (a)	5,600	413,000
Harris & Harris Group, Inc.*	9,500	60,610
Hercules Technology Growth Capital, Inc.	12,400	120,280
International Assets Holding Corp.* (a)	900	21,699
KBW, Inc.* (a)	9,500	312,930
Knight Capital Group, Inc. "A"*	28,700	426,482
Kohlberg Capital Corp. (a)	6,800	58,412
LaBranche & Co., Inc.*	17,800	80,100
Ladenburg Thalmann Financial Services, Inc.* (a)	23,900	43,020
MCG Capital Corp.	26,800	70,216
MVC Capital, Inc. (a)	8,300	126,575
NGP Capital Resources Co. (a)	8,200	119,474
optionsXpress Holdings, Inc.	13,910	270,132
Patriot Capital Funding, Inc.	8,400	53,508
PennantPark Investment Corp.	4,400	32,604
Penson Worldwide, Inc.*	6,200	85,994
Piper Jaffray Companies, Inc.*	5,394	233,290
Prospect Capital Corp. (a)	9,600	122,976
Pzena Investment Management, Inc. "A" (a)	2,800	26,544
Riskmetrics Group, Inc.*	6,200	121,334
Sanders Morris Harris Group, Inc.	3,600	31,140
Stifel Financial Corp.*	7,350	366,765
SWS Group, Inc.	8,166	164,627
Thomas Weisel Partners Group, Inc.*	4,900	41,307
TradeStation Group, Inc.*	11,500	107,525
US Global Investors, Inc. "A" (a)	4,700	47,235
Westwood Holdings Group, Inc.	1,200	56,880

		5,074,902
Commercial Banks 7.0%
1st Source Corp.	3,249	76,351
AMCORE Financial, Inc.	8,356	77,293
Ameris Bancorp.	2,760	40,986
Ames National Corp. (a)	400	10,380
Arrow Financial Corp.	1,600	47,056
BancFirst Corp.	1,700	82,161
Banco Latinoamericano de Exportaciones SA "E"	9,600	138,432
BancTrust Financial Group, Inc. (a)	3,000	39,360
Bank of the Ozarks, Inc. (a)	5,300	143,100
Banner Corp.	6,400	76,864

Boston Private Financial Holdings, Inc. (a)	17,256	150,817
Bryn Mawr Bank Corp.	500	10,990
Camden National Corp.	1,500	52,425
Capital City Bank Group, Inc. (a)	2,743	85,993
Capitol Bancorp., Ltd.	5,600	109,144
Cardinal Financial Corp.	5,000	40,400
Cascade Bancorp. (a)	8,225	73,120
Cathay General Bancorp. (a)	16,736	398,317
Centerstate Banks of Florida, Inc.	1,000	17,870
Central Pacific Financial Corp. (a)	10,212	171,664
Chemical Financial Corp. (a)	8,544	266,060
Citizens & Northern Corp. (a)	700	15,085
Citizens Republic Bancorp., Inc. (a)	28,120	86,610
City Bank (a)	6,161	96,112
City Holding Co.	5,800	245,050
CoBiz Financial, Inc. (a)	4,000	48,040
Colonial BancGroup, Inc. (a)	60,200	473,172
Columbia Banking System, Inc.	6,718	119,110
Community Bank System, Inc.	10,600	266,590
Community Trust Bancorp., Inc.	3,529	121,398
CVB Financial Corp. (a)	23,184	322,258
East West Bancorp., Inc. (a)	22,600	309,620
Enterprise Financial Services Corp. (a)	2,541	57,325
Farmers Capital Bank Corp.	800	21,616
Financial Institutions, Inc.	2,000	40,020
First BanCorp. - North Carolina	2,750	47,025
First BanCorp. - Puerto Rico (a)	25,100	277,606
First Bancorp., Inc.	900	17,640
First Busey Corp. (a)	7,700	141,141
First Commonwealth Financial Corp. (a)	25,782	347,284
First Community Bancshares, Inc.	2,649	99,390
First Financial Bancorp.	9,642	140,773
First Financial Bankshares, Inc. (a)	7,286	377,998
First Financial Corp. - Indiana	3,110	146,108
First Merchants Corp.	6,928	157,958
First Midwest Bancorp., Inc. (a)	16,900	409,656
First South Bancorp., Inc. (a)	2,000	34,540
FirstMerit Corp. (a)	27,300	573,300
FNB Corp. - Pennsylvania	29,559	472,353
Frontier Financial Corp. (a)	17,130	230,056
Glacier Bancorp., Inc.	18,637	461,638
Greene Bancshares, Inc. (a)	5,244	123,286
Guaranty Bancorp.*	14,800	90,280
Hancock Holding Co. (a)	8,800	448,800
Hanmi Financial Corp. (a)	14,642	73,942
Harleysville National Corp. (a)	7,930	134,651
Heartland Financial USA, Inc. (a)	2,850	71,421
Heritage Commerce Corp.	5,300	80,666
Home Bancshares, Inc. (a)	3,456	89,407
IBERIABANK Corp.	4,675	247,074
Independent Bank Corp. - Massachusetts	6,200	193,254
Integra Bank Corp.	5,022	40,076
International Bancshares Corp.	17,310	467,370
Investors Bancorp., Inc.*	17,000	255,850
Lakeland Bancorp., Inc.	4,785	55,937

Lakeland Financial Corp.	2,500	54,900
MainSource Financial Group, Inc.	7,158	140,297
MB Financial, Inc. (a)	11,972	395,914
Midwest Banc Holdings, Inc. (a)	5,200	20,800
Nara Bancorp., Inc.	8,300	92,960
National Penn Bancshares, Inc. (a)	26,974	393,820
NBT Bancorp., Inc. (a)	11,297	338,006
Northfield Bancorp., Inc.* (a)	4,163	50,414
Old National Bancorp. (a)	22,702	454,494
Old Second Bancorp., Inc. (a)	5,798	107,379
Oriental Financial Group, Inc.	8,742	156,132
Pacific Capital Bancorp. (a)	16,344	332,600
Pacific Continental Corp.	1,400	20,496
PacWest Bancorp.	8,484	242,558
Park National Corp. (a)	3,450	269,100
Peapack-Gladstone Financial Corp.	1,000	33,500
Pennsylvania Commerce Bancorp., Inc.*	800	23,848
Peoples Bancorp., Inc.	3,595	78,263
Pinnacle Financial Partners, Inc.*	6,300	194,040
PremierWest Bancorp. (a)	3,400	27,438
PrivateBancorp., Inc. (a)	6,700	279,122
Prosperity Bancshares, Inc.	13,400	455,466
Provident Bankshares Corp. (a)	12,597	122,317
Renasant Corp.	5,200	112,892
Republic Bancorp., Inc. "A"	2,136	64,763
S&T Bancorp., Inc.	8,460	311,582
S.Y. Bancorp., Inc.	3,060	93,697
Sandy Spring Bancorp., Inc. (a)	6,800	150,280
Santander BanCorp.	884	9,547
SCBT Financial Corp.	2,393	89,977
Seacoast Banking Corp. of Florida (a)	6,260	67,170
Shore Bancshares, Inc.	1,300	33,410
Sierra Bancorp. (a)	1,100	22,946
Signature Bank*	10,300	359,264
Simmons First National Corp. "A"	3,500	124,600
Smithtown Bancorp., Inc.	1,600	36,000
South Financial Group, Inc. (a)	26,500	194,245
Southside Bancshares, Inc. (a)	4,983	125,572
Southwest Bancorp., Inc.	3,800	67,146
State Bancorp., Inc.	1,800	26,820
StellarOne Corp.	5,100	105,417
Sterling Bancorp.	7,418	107,264
Sterling Bancshares, Inc.	25,537	266,862
Sterling Financial Corp. - Washington	19,711	285,809
Suffolk Bancorp. (a)	2,300	90,643
Sun Bancorp., Inc.*	3,627	49,146
Susquehanna Bancshares, Inc. (a)	29,090	567,837
SVB Financial Group*	10,100	584,992
Texas Capital Bancshares, Inc.*	8,400	174,384
Tompkins Financial Corp.	1,710	86,355
TowneBank (a)	5,300	116,600
TriCo Bancshares	3,100	66,743
Trustmark Corp. (a)	17,000	352,580
UCBH Holdings, Inc. (a)	40,400	258,964
UMB Financial Corp.	10,384	545,368

Umpqua Holdings Corp. (a)	20,993	308,807
Union Bankshares Corp.	2,600	62,400
United Bankshares, Inc.	13,200	462,000
United Community Banks, Inc. (a)	14,208	188,404
United Securities Bancshares (a)	1,200	19,632
Univest Corp. of Pennsylvania (a)	3,250	120,250
W Holding Co., Inc. (a)	26,300	12,624
Washington Trust Bancorp., Inc.	2,500	66,500
WesBanco, Inc.	7,200	191,664
West Bancorp., Inc.	2,800	36,484
West Coast Bancorp.	6,600	96,756
Westamerica Bancorp.	9,700	558,041
Western Alliance Bancorp.* (a)	3,839	59,351
Wilshire Bancorp., Inc.	5,700	69,369
Wintrust Financial Corp.	8,550	250,942
Yadkin Valley Financial Corp.	1,600	27,136

		23,000,368
Consumer Finance 0.4%
Advance America Cash Advance Centers, Inc.	16,950	50,681
Advanta Corp. "B"	13,950	114,808
Cash America International, Inc.	8,500	306,340
CompuCredit Corp.* (a)	5,893	23,101
Credit Acceptance Corp.* (a)	2,037	34,629
Dollar Financial Corp.*	8,400	129,276
EZCORP, Inc. "A"*	13,200	248,160
First Cash Financial Services, Inc.*	7,200	108,000
Nelnet, Inc. "A"	4,200	59,640
The First Marblehead Corp. (a)	19,100	47,559
World Acceptance Corp.*	5,700	205,200

		1,327,394
Diversified Financial Services 0.5%
Ampal-American Israel Corp. "A"*	3,700	11,433
Asset Acceptance Capital Corp.* (a)	4,934	52,004
Compass Diversified Holdings	9,200	128,248
Encore Capital Group, Inc.* (a)	3,400	46,580
Financial Federal Corp. (a)	7,850	179,922
Interactive Brokers Group, Inc. "A"* (a)	12,300	272,691
MarketAxess Holdings, Inc.*	11,200	90,384
Medallion Financial Corp.	2,900	30,363
NewStar Financial, Inc.* (a)	5,300	42,877
PHH Corp.*	16,000	212,640
PICO Holdings, Inc.*	5,500	197,505
Portfolio Recovery Associates, Inc.* (a)	5,000	243,150
Primus Guaranty Ltd.* (a)	11,200	29,344
Resource America, Inc.	4,300	40,850

		1,577,991
Insurance 3.9%
Ambac Financial Group, Inc. (a)	85,500	199,215
AmCOMP, Inc.*	2,000	23,200
American Equity Investment Life Holding Co.	20,172	151,290
American Physicians Capital, Inc.	3,300	139,689
American Safety Insurance Holdings Ltd.*	4,600	69,506
Amerisafe, Inc.*	7,000	127,400
AmTrust Financial Services, Inc.	6,700	91,053

Argo Group International Holdings Ltd.*	9,015	332,203
Aspen Insurance Holdings Ltd.	26,900	739,750
Assured Guaranty Ltd. (a)	17,600	286,176
Baldwin & Lyons, Inc.	1,825	43,745
CastlePoint Holdings Ltd.	8,600	95,718
Citizens, Inc.* (a)	8,700	71,514
CNA Surety Corp.*	3,750	62,625
Crawford & Co. "B"*	5,600	85,120
Darwin Professional Underwriters, Inc.*	1,800	55,998
Delphi Financial Group, Inc. "A"	13,731	385,017
Donegal Group, Inc. "A"	2,466	44,709
eHealth, Inc.*	8,600	137,600
EMC Insurance Group, Inc.	900	26,532
Employers Holdings, Inc.	16,900	293,722
Enstar Group Ltd.*	1,800	175,248
FBL Financial Group, Inc. "A"	3,216	89,694
First Acceptance Corp.*	3,005	10,217
First Mercury Financial Corp.*	5,500	78,375
Flagstone Reinsurance Holdings Ltd.	7,000	71,890
FPIC Insurance Group, Inc.*	3,100	159,309
Greenlight Capital Re Ltd. "A"* (a)	10,200	234,498
Harleysville Group, Inc.	4,500	170,100
Hilb Rogal & Hobbs Co.	11,800	551,532
Hilltop Holdings, Inc.*	11,926	123,076
Horace Mann Educators Corp.	14,468	186,203
Independence Holding Co.	440	5,082
Infinity Property & Casualty Corp.	5,700	234,840
IPC Holdings Ltd.	15,793	477,107
Kansas City Life Insurance Co.	900	41,400
LandAmerica Financial Group, Inc. (a)	5,600	135,800
Life Partners Holdings, Inc. (a)	2,300	82,731
Maiden Holdings Ltd. (a)	13,100	56,985
Max Capital Group Ltd.	18,000	418,140
Meadowbrook Insurance Group, Inc.	14,452	102,031
Montpelier Re Holdings Ltd.	27,900	460,629
National Financial Partners Corp.	11,800	177,000
National Interstate Corp.	2,269	54,524
National Western Life Insurance Co. "A"	600	145,242
Navigators Group, Inc.*	4,600	266,800
NYMAGIC, Inc.	900	22,725
Odyssey Re Holdings Corp.	8,702	381,148
Phoenix Companies, Inc.	37,400	345,576
Platinum Underwriters Holdings Ltd.	14,700	521,556
PMA Capital Corp. "A"*	11,800	104,076
Presidential Life Corp.	6,200	97,898
ProAssurance Corp.*	9,627	539,112
Quanta Capital Holdings Ltd.	27,100	74,796
RLI Corp.	6,600	409,794
Safety Insurance Group, Inc.	5,400	204,822
Seabright Insurance Holdings*	7,612	98,956
Selective Insurance Group, Inc.	17,700	405,684
State Auto Financial Corp.	3,200	93,024
Stewart Information Services Corp.	5,200	154,700
Tower Group, Inc.	7,200	169,632
United America Indemnity Ltd. "A"*	7,600	108,148

United Fire & Casualty Co.	6,300	180,117
Validus Holdings Ltd.	19,200	446,400
Zenith National Insurance Corp.	11,450	419,528

		12,747,927
Real Estate Investment Trusts 6.3%
Acadia Realty Trust (REIT)	9,727	245,899
Agree Realty Corp. (REIT)	2,900	82,940
Alexander's, Inc. (REIT)	700	280,000
American Campus Communities, Inc. (REIT)	13,528	458,329
American Capital Agency Corp. (a)	3,800	65,816
Anthracite Capital, Inc. (REIT) (a)	17,800	95,408
Anworth Mortgage Asset Corp. (REIT)	24,300	143,856
Arbor Realty Trust, Inc. (REIT) (a)	5,700	57,000
Ashford Hospitality Trust (REIT)	34,732	140,665
Associated Estates Realty Corp. (REIT)	6,000	78,180
BioMed Realty Trust, Inc. (REIT)	21,500	568,675
Capital Trust, Inc. "A" (REIT) (a)	4,400	68,200
CapLease, Inc. (REIT)	14,300	113,399
Capstead Mortgage Corp. (REIT) (a)	15,700	171,915
Care Investment Trust, Inc. (REIT)	2,100	24,108
Cedar Shopping Centers, Inc. (REIT)	14,100	186,402
Chimera Investment Corp. (REIT) (a)	11,189	69,484
Cogdell Spencer, Inc. (REIT)	2,000	32,080
Colonial Properties Trust (REIT) (a)	13,600	254,184
Corporate Office Properties Trust (REIT)	11,400	459,990
Cousins Properties, Inc. (REIT) (a)	15,800	398,634
DCT Industrial Trust, Inc. (REIT)	57,700	432,173
DiamondRock Hospitality Co. (REIT)	27,900	253,890
DuPont Fabros Technology, Inc. (REIT)	4,913	74,923
EastGroup Properties, Inc. (REIT)	8,700	422,298
Education Realty Trust, Inc. (REIT)	10,890	120,661
Entertainment Properties Trust (REIT)	9,205	503,698
Equity Lifestyle Properties, Inc. (REIT)	7,100	376,513
Equity One, Inc. (REIT) (a)	11,850	242,806
Extra Space Storage, Inc. (REIT)	26,700	410,112
FelCor Lodging Trust, Inc. (REIT)	20,331	145,570
First Industrial Realty Trust, Inc. (REIT) (a)	14,300	410,124
First Potomac Realty Trust (REIT)	9,200	158,148
Franklin Street Properties Corp. (REIT)	16,519	214,747
Friedman, Billings, Ramsey Group, Inc. "A" (REIT)	42,400	84,800
Getty Realty Corp. (REIT)	4,500	99,765
Glimcher Realty Trust (REIT) (a)	12,600	131,544
Gramercy Capital Corp. (REIT)	11,990	31,054
Hatteras Financial Corp. (REIT)	3,000	69,600
Healthcare Realty Trust, Inc. (REIT)	18,500	539,275
Hersha Hospitality Trust (REIT)	16,000	119,040
Highwoods Properties, Inc. (REIT)	20,025	712,089
Home Properties, Inc. (REIT)	9,300	538,935
Inland Real Estate Corp. (REIT) (a)	19,400	304,386
Investors Real Estate Trust (REIT) (a)	15,100	168,969
Jer Investors Trust, Inc. (REIT) (a)	9,100	43,862
Kite Realty Group Trust (REIT)	5,800	63,800
LaSalle Hotel Properties (REIT)	11,800	275,176
Lexington Realty Trust (REIT) (a)	17,680	304,450
LTC Properties, Inc. (REIT)	8,200	240,424

Maguire Properties, Inc. (REIT)	11,000	65,560
Medical Properties Trust, Inc. (REIT) (a)	21,346	242,277
MFA Mortgage Investments, Inc. (REIT)	62,400	405,600
Mid-America Apartment Communities, Inc. (REIT)	8,900	437,346
Mission West Properties, Inc. (REIT)	4,400	42,856
Monmouth Real Estate Investment Corp. "A" (REIT)	2,200	17,138
National Health Investors, Inc. (REIT)	6,400	218,752
National Retail Properties, Inc. (REIT)	21,700	519,715
Newcastle Investment Corp. (REIT) (a)	14,600	92,710
NorthStar Realty Finance Corp. (REIT)	20,334	157,588
OMEGA Healthcare Investors, Inc. (REIT)	25,781	506,854
One Liberty Properties, Inc. (REIT)	1,100	19,437
Parkway Properties, Inc. (REIT) (a)	5,600	212,016
Pennsylvania Real Estate Investment Trust (REIT)	10,012	188,726
Post Properties, Inc. (REIT)	13,200	369,204
Potlatch Corp. (REIT)	11,726	543,969
PS Business Parks, Inc. (REIT)	4,900	282,240
RAIT Financial Trust (REIT) (a)	21,400	117,486
Ramco-Gershenson Properties Trust (REIT)	6,400	143,488
Realty Income Corp. (REIT) (a)	33,285	852,096
Redwood Trust, Inc. (REIT) (a)	9,800	212,954
Resource Capital Corp. (REIT)	5,000	30,300
Saul Centers, Inc. (REIT)	2,700	136,458
Senior Housing Properties Trust (REIT)	36,100	860,263
Sovran Self Storage, Inc. (REIT)	6,100	272,609
Strategic Hotels & Resorts, Inc. (REIT)	20,900	157,795
Sun Communities, Inc. (REIT)	6,600	130,746
Sunstone Hotel Investors, Inc. (REIT)	17,500	236,250
Tanger Factory Outlet Centers, Inc. (REIT)	10,700	468,553
U-Store-It Trust (REIT)	16,900	207,363
Universal Health Realty Income Trust (REIT)	3,900	151,710
Urstadt Biddle Properties "A" (REIT)	8,100	151,875
Washington Real Estate Investment Trust (REIT) (a)	16,755	613,736
Winthrop Realty Trust (REIT)	11,400	44,460

		20,598,126
Real Estate Management & Development 0.2%
Avatar Holdings, Inc.* (a)	2,200	72,600
Consolidated-Tomoka Land Co.	1,600	69,104
Forestar Real Estate Group, Inc.*	10,500	154,875
FX Real Estate & Entertainment, Inc.*	2,220	2,309
Grubb & Ellis Co.	10,400	28,080
Maui Land & Pineapple Co., Inc.*	1,200	32,988
Meruelo Maddux Properties, Inc.*	13,200	16,104
Stratus Properties, Inc.*	900	24,768
Tejon Ranch Co.*	3,900	144,885
Thomas Properties Group, Inc.	9,000	90,900

		636,613
Thrifts & Mortgage Finance 1.4%
Abington Bancorp., Inc.	5,300	53,636
Anchor BanCorp. Wisconsin, Inc.	6,700	49,245
Bank Mutual Corp.	18,041	204,765
BankFinancial Corp.	5,200	76,336
Beneficial Mutual Bancorp., Inc.* (a)	10,800	136,620
Berkshire Hills Bancorp., Inc.	2,200	70,400
Brookline Bancorp., Inc.	20,835	266,480

Clifton Savings Bancorp., Inc.	1,600	19,184
Corus Bankshares, Inc. (a)	15,000	60,750
Danvers Bancorp., Inc.	4,200	53,550
Dime Community Bancshares	8,969	136,508
Downey Financial Corp. (a)	9,900	27,720
ESSA Bancorp., Inc.	3,700	51,430
Federal Agricultural Mortgage Corp. "C"	3,700	15,170
First Financial Holdings, Inc.	2,600	68,068
First Financial Northwest, Inc.	5,300	54,696
First Niagara Financial Group, Inc.	36,779	579,269
First Place Financial Corp.	7,500	96,375
FirstFed Financial Corp.* (a)	5,700	44,688
Flagstar Bancorp., Inc.	12,550	37,399
Flushing Financial Corp.	7,900	138,250
Guaranty Financial Group, Inc.* (a)	13,500	53,325
Kearny Financial Corp.	4,497	55,043
NASB Financial, Inc.	400	12,996
NewAlliance Bancshares, Inc.	35,900	539,577
Northwest Bancorp., Inc.	6,000	165,240
OceanFirst Financial Corp.	1,600	28,992
Ocwen Financial Corp.* (a)	12,700	102,235
Oritani Financial Corp.* (a)	2,700	45,495
Provident Financial Services, Inc.	19,864	327,955
Provident New York Bancorp.	14,678	194,043
Radian Group, Inc.	19,200	96,768
Rockville Financial, Inc.	1,500	23,625
Roma Financial Corp.	2,900	42,775
The PMI Group, Inc. (a)	21,400	63,130
TrustCo Bank Corp. (a)	27,483	321,826
United Community Financial Corp.	8,242	41,210
United Financial Bancorp., Inc.	3,700	54,945
ViewPoint Financial Group	3,400	59,500
Waterstone Financial, Inc.* (a)	3,020	29,506
Westfield Financial, Inc.	7,400	76,220
WSFS Financial Corp.	1,600	96,000

		4,670,945
Health Care 14.5%
Biotechnology 4.1%
Acadia Pharmaceuticals, Inc.* (a)	10,191	27,312
Acorda Therapeutics, Inc.*	11,700	279,045
Affymax, Inc.*	2,600	51,610
Alexion Pharmaceuticals, Inc.* (a)	23,696	931,253
Alkermes, Inc.*	31,600	420,280
Allos Therapeutics, Inc.*	14,900	110,409
Alnylam Pharmaceuticals, Inc.* (a)	11,700	338,715
Amicus Therapeutics, Inc.*	2,600	39,312
Arena Pharmaceuticals, Inc.* (a)	25,900	129,500
ARIAD Pharmaceuticals, Inc.* (a)	26,400	65,208
ArQule, Inc.*	16,000	51,520
Array BioPharma, Inc.*	13,800	105,984
Avant Immunotherapeutics, Inc.* (a)	5,500	63,965
Celera Corp.*	23,700	366,165
Cell Genesys, Inc.* (a)	30,200	17,818
Cepheid, Inc.*	18,400	254,472

Cougar Biotechnology, Inc.* (a)	4,300	143,577
Cubist Pharmaceuticals, Inc.*	17,357	385,846
CV Therapeutics, Inc.*	20,422	220,558
Cytokinetics, Inc.*	7,400	35,076
Cytori Therapeutics, Inc.* (a)	8,000	42,240
Dendreon Corp.* (a)	31,800	181,578
Dyax Corp.*	14,300	62,920
Emergent Biosolutions, Inc.*	3,000	39,270
Enzon Pharmaceuticals, Inc.* (a)	16,400	121,032
Genomic Health, Inc.* (a)	5,141	116,444
Geron Corp.* (a)	27,800	109,810
GTx, Inc.* (a)	6,746	128,309
Halozyme Therapeutics, Inc.* (a)	16,500	121,110
Human Genome Sciences, Inc.* (a)	45,000	285,750
Idenix Pharmaceuticals, Inc.*	7,604	54,977
Idera Pharmaceuticals, Inc.* (a)	5,600	78,792
ImmunoGen, Inc.* (a)	10,300	50,573
Immunomedics, Inc.*	20,900	37,202
Incyte Corp.* (a)	22,800	174,420
Indevus Pharmaceuticals, Inc.*	32,100	107,535
InterMune, Inc.* (a)	10,900	186,499
Isis Pharmaceuticals, Inc.* (a)	27,068	457,178
Lexicon Pharmaceuticals, Inc.*	18,600	33,108
Ligand Pharmaceuticals, Inc. "B"*	22,800	67,260
MannKind Corp.* (a)	19,900	76,814
Martek Biosciences Corp.*	9,800	307,916
Maxygen, Inc.*	6,100	25,803
Medarex, Inc.*	39,700	256,859
Metabolix, Inc.* (a)	7,000	76,160
Molecular Insight Pharmaceuticals, Inc.* (a)	3,900	29,952
Momenta Pharmaceuticals, Inc.*	8,400	110,124
Myriad Genetics, Inc.* (a)	14,100	914,808
Nabi Biopharmaceuticals*	19,133	89,160
Neurocrine Biosciences, Inc.*	14,600	68,474
Novavax, Inc.*	11,400	33,060
NPS Pharmaceuticals, Inc.*	11,700	83,538
Omrix Biopharmaceuticals, Inc.*	5,100	91,494
Onyx Pharmaceuticals, Inc.*	17,200	622,296
Orexigen Therapeutics, Inc.*	7,500	80,925
OSI Pharmaceuticals, Inc.* (a)	17,600	867,504
Osiris Therapeutics, Inc.* (a)	4,000	77,160
PDL BioPharma, Inc.	36,600	340,746
Pharmasset, Inc.*	5,600	111,720
Progenics Pharmaceuticals, Inc.* (a)	9,000	119,790
Protalix BioTherapeutics, Inc.*	571	1,273
Regeneron Pharmaceuticals, Inc.*	19,259	420,424
Repligen Corp.*	7,300	34,383
Rigel Pharmaceuticals, Inc.*	11,400	266,190
Sangamo BioSciences, Inc.* (a)	12,800	98,560
Savient Pharmaceuticals, Inc.*	16,589	247,342
Seattle Genetics, Inc.* (a)	17,500	187,250
Synta Pharmaceuticals Corp.* (a)	5,100	38,862
Targacept, Inc.*	1,900	11,039
Tercica, Inc.* (a)	7,000	62,580
Theravance, Inc.*	17,400	216,804

United Therapeutics Corp.*	6,896	725,252
XOMA Ltd.*	47,700	100,170
ZymoGenetics, Inc.* (a)	13,600	90,576

		13,378,640
Health Care Equipment & Supplies 3.7%
Abaxis, Inc.*	6,600	130,020
ABIOMED, Inc.* (a)	10,400	184,600
Accuray, Inc.* (a)	12,800	103,296
Align Technology, Inc.* (a)	18,400	199,272
American Medical Systems Holdings, Inc.* (a)	21,700	385,392
Analogic Corp.	4,500	223,920
AngioDynamics, Inc.*	8,400	132,720
ArthroCare Corp.* (a)	8,100	224,532
Atrion Corp.	300	30,909
Cantel Medical Corp.*	2,400	23,088
Cardiac Science Corp.*	4,300	44,548
Conceptus, Inc.* (a)	10,400	172,432
CONMED Corp.*	9,261	296,352
CryoLife, Inc.*	9,900	129,888
Cyberonics, Inc.*	8,151	138,567
Cynosure, Inc. "A"*	3,600	64,584
Datascope Corp.	3,806	196,504
Dexcom, Inc.* (a)	6,900	42,711
ev3, Inc.* (a)	20,765	208,481
Exactech, Inc.*	2,900	64,496
Greatbatch, Inc.*	5,900	144,786
Haemonetics Corp.*	7,700	475,244
Hansen Medical, Inc.* (a)	6,100	81,984
I-Flow Corp.*	8,200	76,342
ICU Medical, Inc.*	4,200	127,722
Immucor, Inc.*	21,293	680,524
Insulet Corp.* (a)	6,500	90,480
Integra LifeSciences Holdings* (a)	6,000	264,180
Invacare Corp.	9,200	222,088
IRIS International, Inc.*	5,000	89,500
Kensey Nash Corp.*	3,000	94,380
Masimo Corp.*	14,000	520,800
Medical Action Industries, Inc.*	5,100	66,963
Mentor Corp. (a)	9,847	234,949
Meridian Bioscience, Inc.	13,350	387,684
Merit Medical Systems, Inc.*	8,844	166,002
Micrus Endovascular Corp.*	5,800	80,910
Natus Medical, Inc.*	9,400	213,004
Neogen Corp.*	3,800	107,084
NuVasive, Inc.* (a)	11,700	577,161
NxStage Medical, Inc.*	5,885	24,835
OraSure Technologies, Inc.*	18,100	89,052
Orthofix International NV*	5,500	102,465
Orthovita, Inc.*	13,900	36,140
Palomar Medical Technologies, Inc.*	6,900	92,874
Quidel Corp.*	9,300	152,613
RTI Biologics, Inc.*	17,600	164,560
Sirona Dental Systems, Inc.* (a)	5,600	130,368
Somanetics Corp.*	4,700	102,789
SonoSite, Inc.* (a)	5,928	186,139

Spectranetics Corp.*	11,100	51,393
Stereotaxis, Inc.* (a)	9,450	57,172
STERIS Corp.	19,100	717,778
SurModics, Inc.* (a)	4,900	154,301
Symmetry Medical, Inc.*	10,100	187,456
Synovis Life Technologies, Inc.*	4,700	88,454
Thoratec Corp.*	16,160	424,200
TomoTherapy, Inc.* (a)	14,400	65,952
TranS1, Inc.* (a)	3,000	29,670
Vital Signs, Inc.	2,800	206,920
Vnus Medical Technologies*	4,900	102,557
Volcano Corp.*	13,900	240,331
West Pharmaceutical Services, Inc.	9,672	472,187
Wright Medical Group, Inc.*	11,000	334,840
Zoll Medical Corp.*	6,700	219,224

		12,132,369
Health Care Providers & Services 3.2%
Air Methods Corp.*	3,900	110,409
Alliance Imaging, Inc.*	5,800	59,566
Almost Family, Inc.*	2,500	98,875
Amedisys, Inc.* (a)	8,299	403,912
AMERIGROUP Corp.*	16,100	406,364
AMN Healthcare Services, Inc.*	9,700	170,429
AmSurg Corp.*	9,200	234,324
Apria Healthcare Group, Inc.*	12,900	235,296
Assisted Living Concepts, Inc. "A"*	15,400	98,098
athenahealth, Inc.* (a)	7,000	232,890
Bio-Reference Laboratories, Inc.*	4,300	124,270
BMP Sunstone Corp.* (a)	7,800	54,132
Capital Senior Living Corp.*	5,300	40,280
CardioNet, Inc.*	900	22,464
Centene Corp.*	13,000	266,630
Chemed Corp.	7,500	307,950
Chindex International, Inc.*	4,200	45,612
CorVel Corp.*	3,050	87,261
Cross Country Healthcare, Inc.*	10,300	167,787
Emergency Medical Services Corp. "A"*	3,600	107,568
Emeritus Corp.* (a)	5,400	134,460
Five Star Quality Care, Inc.*	7,500	28,125
Genoptix, Inc.*	3,000	98,010
Gentiva Health Services, Inc.*	9,100	245,154
Hanger Orthopedic Group, Inc.*	8,200	143,090
HealthExtras, Inc.*	11,000	287,320
HEALTHSOUTH Corp.* (a)	27,800	512,354
Healthspring, Inc.*	14,700	311,052
Healthways, Inc.*	11,000	177,430
HMS Holdings Corp.*	8,500	203,660
inVentiv Health, Inc.*	11,100	196,026
IPC The Hospitalist Co.*	1,100	28,270
Kindred Healthcare, Inc.*	8,500	234,345
Landauer, Inc.	2,500	181,875
LHC Group, Inc.* (a)	5,249	149,492
Magellan Health Services, Inc.*	13,500	554,310
MedCath Corp.*	5,800	103,936
Molina Healthcare, Inc.*	4,800	148,800

MWI Veterinary Supply, Inc.*	3,789	148,870
National Healthcare Corp. (a)	2,200	103,664
Nighthawk Radiology Holdings, Inc.*	9,300	67,146
Odyssey HealthCare, Inc.*	11,875	120,531
Owens & Minor, Inc.	12,800	620,800
PharMerica Corp.*	10,211	229,645
Providence Service Corp.*	4,638	45,452
PSS World Medical, Inc.*	20,963	408,778
Psychiatric Solutions, Inc.* (a)	16,900	641,355
Radnet, Inc.*	5,200	20,852
RehabCare Group, Inc.*	6,600	119,460
Res-Care, Inc.*	6,700	121,538
Skilled Healthcare Group, Inc. "A"*	7,100	112,819
Sun Healthcare Group, Inc.*	13,400	196,444
Sunrise Senior Living, Inc.*	13,450	185,476
Triple-S Management Corp. "B"* (a)	5,700	92,853
US Physical Therapy, Inc.*	4,900	85,064
Universal American Financial Corp.*	14,137	172,330
Virtual Radiologic Corp.* (a)	3,100	25,296

		10,530,199
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.* (a)	17,100	212,724
Computer Programs & Systems, Inc.	4,000	115,800
Eclipsys Corp.* (a)	18,106	379,321
MedAssets, Inc.*	4,200	72,240
Omnicell, Inc.*	11,400	149,910
Phase Forward, Inc.*	14,343	299,912
Vital Images, Inc.*	6,300	94,500

		1,324,407
Life Sciences Tools & Services 1.5%
Accelrys, Inc.*	5,700	31,293
Affymetrix, Inc.* (a)	20,600	159,444
Albany Molecular Research, Inc.*	7,400	133,866
AMAG Pharmaceuticals, Inc.* (a)	5,386	208,600
Bio-Rad Laboratories, Inc. "A"*	5,600	555,072
Bruker Corp.*	17,038	227,117
Caliper Life Sciences, Inc.*	10,000	28,000
Cambrex Corp.*	10,303	63,364
Clinical Data, Inc.*	2,500	40,200
Dionex Corp.*	6,060	385,113
Enzo Biochem, Inc.* (a)	9,337	102,520
eResearchTechnology, Inc.*	13,100	156,021
Exelixis, Inc.* (a)	35,600	216,448
Kendle International, Inc.* (a)	4,500	201,195
Life Sciences Research, Inc.*	3,200	112,000
Luminex Corp.* (a)	13,005	325,255
Medivation, Inc.* (a)	9,000	238,140
Nektar Therapeutics* (a)	31,900	114,521
PAREXEL International Corp.*	18,720	536,515
Pharmanet Development Group, Inc.*	6,700	48,374
Sequenom, Inc.*	17,900	476,498
Varian, Inc.*	9,628	413,041

		4,772,597

Pharmaceuticals 1.6%
Adolor Corp.*	17,000	58,650
Akorn, Inc.* (a)	14,400	73,872
Alexza Pharmaceuticals, Inc.*	4,300	21,242
Alpharma, Inc. "A"* (a)	14,790	545,603
Ardea Biosciences, Inc.* (a)	2,500	34,575
Auxilium Pharmaceuticals, Inc.* (a)	13,400	434,160
Biodel, Inc.*	2,700	9,045
BioMimetic Therapeutics, Inc.*	4,300	47,558
Cadence Pharmaceuticals, Inc.* (a)	5,000	44,400
Caraco Pharmaceutical Laboratories Ltd.*	2,300	28,773
Columbia Laboratories, Inc.*	12,000	31,440
Cypress Bioscience, Inc.*	13,200	97,020
DepoMed, Inc.*	12,100	44,165
Discovery Laboratories, Inc.*	35,200	65,824
Durect Corp.* (a)	21,400	119,840
Inspire Pharmaceuticals, Inc.*	15,800	56,406
Javelin Pharmaceuticals, Inc.* (a)	14,900	38,740
K-V Pharmaceutical Co. "A"* (a)	11,150	253,216
Medicines Co.*	17,200	399,384
Medicis Pharmaceutical Corp. "A" (a)	17,200	256,452
MiddleBrook Pharmaceuticals, Inc.* (a)	14,000	21,000
Noven Pharmaceuticals, Inc.*	8,500	99,280
Obagi Medical Products, Inc.*	6,800	67,864
Optimer Pharmaceuticals, Inc.*	5,800	46,110
Pain Therapeutics, Inc.* (a)	12,000	117,240
Par Pharmaceutical Companies, Inc.*	11,700	143,793
POZEN, Inc.* (a)	8,900	93,539
Questcor Pharmaceuticals, Inc.*	14,500	106,575
Salix Pharmaceuticals Ltd.*	16,550	106,086
Sciele Pharma, Inc.*	11,800	363,322
Valeant Pharmaceuticals International* (a)	23,100	472,857
ViroPharma, Inc.*	21,000	275,520
VIVUS, Inc.*	21,000	166,740
XenoPort, Inc.*	8,320	403,437

		5,143,728
Industrials 16.1%
Aerospace & Defense 1.8%
AAR Corp.*	11,350	188,296
Aerovironment, Inc.*	4,000	127,800
American Science & Engineering, Inc. (a)	3,200	191,136
Applied Signal Technology, Inc.	2,800	48,664
Argon ST, Inc.*	4,983	117,051
Ascent Solar Technologies, Inc.* (a)	3,100	18,848
Axsys Technologies, Inc.*	3,100	182,714
Ceradyne, Inc.*	7,875	288,697
Cubic Corp.	4,000	98,360
Curtiss-Wright Corp.	14,600	663,570
Ducommun, Inc.	2,600	62,088
DynCorp International, Inc. "A"*	8,100	135,756
Esterline Technologies Corp.*	9,100	360,269
GenCorp, Inc.*	18,583	125,249
HEICO Corp.	7,400	242,868
Herley Industries, Inc.*	3,200	54,720
Hexcel Corp.*	29,300	401,117

Ladish Co., Inc.*	5,400	109,350
LMI Aerospace, Inc.*	2,100	42,231
Moog, Inc. "A"*	12,775	547,792
Orbital Sciences Corp.*	17,560	420,913
Stanley, Inc.*	2,400	88,584
Taser International, Inc.* (a)	21,700	155,155
Teledyne Technologies, Inc.*	11,022	630,018
TransDigm Group, Inc.*	11,190	383,034
Triumph Group, Inc.	4,800	219,408

		5,903,688
Air Freight & Logistics 0.4%
Atlas Air Worldwide Holdings, Inc.*	4,617	186,111
Dynamex, Inc.*	2,480	70,581
Forward Air Corp.	9,737	265,139
Hub Group, Inc. "A"*	11,100	417,915
Pacer International, Inc.	11,700	192,699
Park-Ohio Holdings Corp.*	1,700	30,413

		1,162,858
Airlines 0.6%
AirTran Holdings, Inc.* (a)	31,900	77,517
Alaska Air Group, Inc.* (a)	11,300	230,407
Allegiant Travel Co.*	4,900	173,068
Hawaiian Holdings, Inc.*	14,000	129,920
JetBlue Airways Corp.*	51,200	253,440
Republic Airways Holdings, Inc.*	12,479	127,161
SkyWest, Inc.	18,900	302,022
UAL Corp.	37,600	330,504
US Airways Group, Inc.* (a)	36,000	217,080

		1,841,119
Building Products 0.6%
AAON, Inc.	5,150	93,679
American Woodmark Corp. (a)	4,100	92,045
Ameron International Corp.	2,900	207,785
Apogee Enterprises, Inc.	9,600	144,288
Builders FirstSource, Inc.* (a)	4,500	26,955
China Architectural Engineering, Inc.* (a)	7,000	49,630
Gibraltar Industries, Inc.	9,350	174,938
Griffon Corp.* (a)	13,805	124,521
Insteel Industries, Inc.	6,400	86,976
NCI Building Systems, Inc.*	5,900	187,325
Quanex Building Products Corp.	10,775	164,211
Simpson Manufacturing Co., Inc. (a)	11,500	311,535
Trex Co., Inc.* (a)	5,900	106,849
Universal Forest Products, Inc.	5,800	202,478

		1,973,215
Commercial Services & Supplies 2.8%
ABM Industries, Inc.	14,700	321,048
Acco Brands Corp.*	15,500	116,870
American Ecology Corp.	6,100	168,787
American Reprographics Co.*	10,540	181,815
AMREP Corp.*	800	33,928
Bowne & Co., Inc.	9,600	110,880
Casella Waste Systems, Inc. "A"*	8,300	97,442
Cenveo, Inc.* (a)	14,380	110,582

Clean Harbors, Inc.*	6,562	443,263
Comfort Systems USA, Inc.	14,000	187,040
Consolidated Graphics, Inc.*	3,500	106,155
Cornell Companies, Inc.*	4,000	108,720
Courier Corp.	2,450	49,882
Deluxe Corp.	15,300	220,167
EnergySolutions	9,800	98,000
EnerNOC, Inc.* (a)	3,600	37,224
Ennis, Inc.	7,600	117,496
Fuel Tech, Inc.* (a)	6,300	113,967
G & K Services, Inc. "A"	6,672	220,510
Geo Group, Inc.*	15,500	313,255
GeoEye, Inc.*	6,300	139,419
Healthcare Services Group, Inc.	13,387	244,848
Herman Miller, Inc.	17,800	435,566
HNI Corp. (a)	13,000	329,420
ICT Group, Inc.*	3,400	27,370
IKON Office Solutions, Inc.	24,300	413,343
Innerworkings, Inc.* (a)	11,300	125,317
Interface, Inc. "A"	17,441	198,304
Kimball International, Inc. "B"	9,300	100,440
Knoll, Inc.	14,656	221,599
M&F Worldwide Corp.* (a)	4,300	172,000
McGrath Rentcorp.	7,400	213,268
Metalico, Inc.* (a)	8,400	49,560
Mine Safety Appliances Co.	9,300	354,516
Mobile Mini, Inc.*	11,548	223,223
Multi-Color Corp.	2,100	50,169
PeopleSupport, Inc.*	7,900	92,351
PRG-Schultz International, Inc.*	3,400	30,464
Rollins, Inc.	12,412	235,580
Schawk, Inc.	4,900	74,088
Standard Parking Corp.*	2,200	48,884
Standard Register Co.	3,200	31,520
Sykes Enterprises, Inc.*	9,600	210,816
Team, Inc.*	6,300	227,556
Tetra Tech, Inc.*	19,116	459,931
United Stationers, Inc.*	7,951	380,296
Viad Corp.	6,300	181,377
Waste Connections, Inc.*	19,875	681,712
Waste Services, Inc.*	7,733	57,302

		9,167,270
Construction & Engineering 0.8%
Dycom Industries, Inc.*	11,966	155,797
EMCOR Group, Inc.*	20,800	547,456
Furmanite Corp.*	9,800	101,332
Granite Construction, Inc.	9,950	356,409
Great Lakes Dredge & Dock Co.	10,400	65,624
Insituform Technologies, Inc. "A"*	9,590	143,467
Integrated Electrical Services, Inc.*	3,300	57,948
Layne Christensen Co.*	6,400	226,752
MasTec, Inc.*	12,500	166,125
Michael Baker Corp.*	2,900	100,920
Northwest Pipe Co.*	3,200	139,584
Orion Marine Group, Inc.*	7,800	81,822

Perini Corp.*	15,900	410,061
Pike Electric Corp.*	4,108	60,511
Sterling Construction Co., Inc.*	4,300	69,660

		2,683,468
Electrical Equipment 2.3%
A.O. Smith Corp. (a)	5,760	225,734
Acuity Brands, Inc.	13,031	544,175
Advanced Battery Technologies, Inc.* (a)	15,400	49,742
Akeena Solar, Inc.* (a)	8,100	30,699
American Superconductor Corp.* (a)	12,989	306,151
AZZ, Inc.*	4,200	173,754
Baldor Electric Co.	14,197	409,016
Beacon Power Corp.*	32,600	47,270
Belden, Inc.	13,338	424,015
Brady Corp. "A"	16,500	582,120
Capstone Turbine Corp.* (a)	48,400	62,436
China BAK Battery, Inc.* (a)	11,800	42,480
Coleman Cable, Inc.*	2,000	20,060
Encore Wire Corp. (a)	6,550	118,620
Ener1, Inc.* (a)	13,200	103,092
Energy Conversion Devices, Inc.*	14,209	827,674
EnerSys*	8,500	167,535
Evergreen Solar, Inc.* (a)	45,200	249,504
Franklin Electric Co., Inc. (a)	7,800	347,490
FuelCell Energy, Inc.* (a)	23,600	142,308
Fushi Copperweld, Inc.*	5,100	49,419
GrafTech International Ltd.*	37,698	569,617
GT Solar International, Inc.*	9,600	104,160
II-VI, Inc.*	8,200	317,012
LaBarge, Inc.*	2,700	40,662
LSI Industries, Inc.	7,575	62,645
Medis Technologies Ltd.* (a)	11,365	20,457
Microvision, Inc.* (a)	21,000	40,740
Orion Energy Systems, Inc.* (a)	4,200	23,562
Plug Power, Inc.*	30,900	30,591
Polypore International, Inc.*	4,400	94,644
Powell Industries, Inc.*	2,900	118,349
Power-One, Inc.* (a)	16,200	23,490
PowerSecure International, Inc.* (a)	3,500	21,210
Preformed Line Products Co.	400	23,336
Regal-Beloit Corp.	9,700	412,444
Ultralife Corp.*	4,900	37,975
Valence Technology, Inc.* (a)	12,900	44,505
Vicor Corp.	4,174	37,065
Woodward Governor Co.	18,900	666,603

		7,612,361
Industrial Conglomerates 0.3%
Otter Tail Corp.	11,128	341,963
Raven Industries, Inc.	4,800	188,880
Seaboard Corp.	100	125,700
Standex International Corp.	2,900	80,475
Tredegar Corp.	8,155	145,078

		882,096

Machinery 3.3%
3D Systems Corp.* (a)	6,700	95,475
Accuride Corp.*	8,866	14,186
Actuant Corp. "A"	17,000	429,080
Alamo Group, Inc.	1,200	20,460
Albany International Corp. "A"	8,552	233,726
Altra Holdings, Inc.*	9,300	137,268
American Railcar Industries, Inc.	3,400	54,536
Ampco-Pittsburgh Corp.	3,000	77,700
Astec Industries, Inc.*	6,060	186,830
Badger Meter, Inc.	4,212	197,753
Barnes Group, Inc.	14,300	289,146
Blount International, Inc.*	10,200	113,526
Briggs & Stratton Corp.	14,300	231,374
Cascade Corp.	3,400	148,954
Chart Industries, Inc.*	9,300	265,608
China Fire & Security Group, Inc.* (a)	3,500	36,785
CIRCOR International, Inc.	5,400	234,522
CLARCOR, Inc.	16,600	629,970
Colfax Corp.*	7,500	125,325
Columbus McKinnon Corp.*	6,600	155,562
Commercial Vehicle Group, Inc.*	5,675	40,349
Dynamic Materials Corp.	3,500	81,235
Energy Recovery, Inc.*	4,700	45,073
EnPro Industries, Inc.*	6,800	252,688
ESCO Technologies, Inc.*	7,734	372,547
Federal Signal Corp.	13,830	189,471
Flow International Corp.*	11,800	59,944
Force Protection, Inc.*	22,900	61,372
FreightCar America, Inc.	4,400	128,788
Gehl Co.*	4,215	124,047
Gorman-Rupp Co.	4,108	154,954
Graham Corp.	1,800	97,380
Greenbrier Companies, Inc.	4,900	95,599
Hurco Companies, Inc.*	2,400	70,968
K-Tron International, Inc.*	600	77,298
Kadant, Inc.*	4,480	102,010
Kaydon Corp. (a)	8,490	382,559
Key Technology, Inc.*	1,300	30,810
L.B. Foster Co. "A"*	3,900	118,638
Lindsay Corp. (a)	3,650	265,538
Lydall, Inc.*	6,400	61,632
Met-Pro Corp.	3,300	48,147
Middleby Corp.* (a)	5,700	309,567
Mueller Industries, Inc.	11,000	253,110
Mueller Water Products, Inc. "A" (a)	38,100	342,138
NACCO Industries, Inc. "A"	1,725	163,047
NN, Inc.	6,300	80,955
Nordson Corp.	11,000	540,210
PMFG, Inc.*	3,400	49,266
RBC Bearings, Inc.*	6,845	230,608
Robbins & Myers, Inc.	8,400	259,812
Sauer-Danfoss, Inc.	4,188	103,402
Sun Hydraulics Corp. (a)	4,050	105,462
Tecumseh Products Co. "A"*	5,641	141,251
Tennant Co.	5,900	202,134

Thermadyne Holdings Corp.*	3,300	55,011
Titan International, Inc. (a)	10,375	221,195
Titan Machinery, Inc.* (a)	2,700	56,187
TriMas Corp.*	2,600	17,056
TurboChef Technologies, Inc.*	6,700	41,205
Twin Disc, Inc.	3,300	45,408
Wabash National Corp.	11,200	105,840
Wabtec Corp.	14,771	756,718
Watts Water Technologies, Inc. "A"	8,480	231,928
Xerium Technologies, Inc.	8,467	54,527

		10,904,870
Marine 0.3%
American Commercial Lines, Inc.* (a)	13,100	139,384
Eagle Bulk Shipping, Inc. (a)	14,600	203,524
Genco Shipping & Trading Ltd. (a)	7,662	254,685
Horizon Lines, Inc. "A" (a)	10,664	105,254
International Shipholding Corp.*	2,700	59,130
TBS International Ltd. "A"* (a)	3,000	40,380
Ultrapetrol Bahamas Ltd.*	7,200	56,520

		858,877
Professional Services 1.5%
Administaff, Inc.	6,300	171,486
CBIZ, Inc.*	15,528	131,212
CDI Corp.	3,600	80,388
China Direct, Inc.* (a)	3,500	14,770
COMSYS IT Partners, Inc.*	5,274	51,263
CoStar Group, Inc.* (a)	6,600	299,574
CRA International, Inc.*	3,700	101,676
Duff & Phelps Corp. "A"*	2,800	58,884
Exponent, Inc.*	5,200	172,068
First Advantage Corp. "A"*	3,300	46,365
Heidrick & Struggles International, Inc.	5,744	173,181
Hill International, Inc.*	6,500	90,025
Hudson Highland Group, Inc.*	8,900	61,855
Huron Consulting Group, Inc.*	6,545	372,934
ICF International, Inc.*	3,000	59,250
Kelly Services, Inc. "A"	9,200	175,260
Kforce, Inc.*	10,000	102,100
Korn/Ferry International*	15,523	276,620
LECG Corp.*	9,000	72,630
MPS Group, Inc.*	28,672	289,014
Navigant Consulting, Inc.*	14,475	287,908
Odyssey Marine Exploration, Inc.* (a)	14,600	66,284
On Assignment, Inc.*	13,300	104,804
Resources Connection, Inc.*	15,100	340,203
School Specialty, Inc.*	7,000	218,330
Spherion Corp.*	19,743	96,148
The Advisory Board Co.*	5,900	177,944
TrueBlue, Inc.*	13,000	210,080
Volt Information Sciences, Inc.*	4,400	39,512
VSE Corp.	900	30,357
Watson Wyatt Worldwide, Inc. "A"	13,100	651,463

		5,023,588

Road & Rail 0.7%
AMERCO*	3,000	125,790
Arkansas Best Corp. (a)	6,689	225,352
Celadon Group, Inc.*	8,900	102,083
Dollar Thrifty Automotive Group, Inc.*	8,200	15,826
Genesee & Wyoming, Inc.*	9,300	348,936
Heartland Express, Inc. (a)	19,281	299,241
Knight Transportation, Inc.	16,792	284,960
Marten Transport Ltd.*	4,900	95,599
Old Dominion Freight Line, Inc.*	9,450	267,813
Patriot Transportation Holding, Inc.*	300	23,700
Saia, Inc.*	5,249	69,707
Universal Truckload Services, Inc.*	2,210	53,836
Werner Enterprises, Inc. (a)	15,300	332,163
YRC Worldwide, Inc.* (a)	17,100	204,516

		2,449,522
Trading Companies & Distributors 0.7%
Aceto Corp.	5,400	51,786
Aircastle Ltd. (a)	13,200	130,812
Applied Industrial Technologies, Inc.	12,350	332,585
Beacon Roofing Supply, Inc.*	15,408	240,673
DXP Enterprises, Inc.*	1,500	79,965
H&E Equipment Services, Inc.*	4,500	43,470
Houston Wire & Cable Co.	6,400	109,888
Interline Brands, Inc.*	9,100	147,511
Kaman Corp.	8,700	247,776
Lawson Products, Inc.	500	13,825
RSC Holdings, Inc.* (a)	13,500	153,360
Rush Enterprises, Inc. "A"*	11,900	152,320
TAL International Group, Inc.	4,200	87,444
Textainer Group Holdings Ltd.	2,300	34,937
Watsco, Inc. (a)	6,853	344,569

		2,170,921
Transportation Infrastructure 0.0%
CAI International, Inc.*	1,500	16,590
Information Technology 16.7%
Communications Equipment 2.6%
3Com Corp.*	121,400	282,862
Acme Packet, Inc.*	9,900	56,727
ADTRAN, Inc.	17,700	344,973
Airvana, Inc.*	5,400	31,806
Anaren, Inc.*	5,670	57,550
Arris Group, Inc.*	38,316	296,183
Aruba Networks, Inc.*	14,500	74,385
Avanex Corp.*	4,446	20,807
Avocent Corp.*	13,300	272,118
Bel Fuse, Inc. "B"	4,535	129,111
BigBand Networks, Inc.*	12,600	46,494
Black Box Corp.	5,874	202,829
Blue Coat Systems, Inc.*	9,616	136,451
Bookham, Inc.*	25,700	29,041
Cogo Group, Inc.*	9,600	50,592
Comtech Telecommunications Corp.*	7,350	361,914
DG Fastchannel, Inc.*	5,600	122,752
Digi International, Inc.*	7,100	72,420

EMS Technologies, Inc.*	4,100	91,471
Emulex Corp.*	25,300	269,951
Extreme Networks, Inc.*	41,500	139,855
Finisar Corp.*	124,667	125,914
Foundry Networks, Inc.*	45,100	821,271
Globecomm Systems, Inc.*	4,600	40,204
Harmonic, Inc.*	31,100	262,795
Harris Stratex Networks, Inc. "A"*	7,050	55,061
Hughes Communications, Inc.*	2,200	80,740
Infinera Corp.* (a)	27,900	266,724
InterDigital, Inc.* (a)	14,800	355,940
Ixia*	10,400	76,648
Loral Space & Communications, Inc.*	2,700	39,879
MRV Communications, Inc.*	43,534	50,935
NETGEAR, Inc.*	11,100	166,500
Neutral Tandem, Inc.*	5,100	94,554
Nextwave Wireless, Inc.* (a)	13,900	8,340
Oplink Communications, Inc.*	7,771	93,796
OpNext, Inc.*	7,700	35,343
Orbcomm, Inc.* (a)	8,300	40,919
ParkerVision, Inc.* (a)	6,300	63,000
PC-Tel, Inc.	8,100	75,492
Plantronics, Inc.	14,700	331,044
Polycom, Inc.*	26,700	617,571
Powerwave Technologies, Inc.*	38,800	153,648
Riverbed Technology, Inc.* (a)	16,900	211,588
SeaChange International, Inc.*	11,700	113,022
ShoreTel, Inc.* (a)	11,100	63,714
Sonus Networks, Inc.*	64,300	185,184
Starent Networks Corp.*	10,400	134,576
Sycamore Networks, Inc.*	55,100	177,973
Symmetricom, Inc.*	15,100	75,047
Tekelec*	21,800	304,982
UTStarcom, Inc.* (a)	32,800	110,536
ViaSat, Inc.*	8,800	207,504

		8,530,736
Computers & Peripherals 1.0%
3PAR, Inc.*	7,100	45,795
Adaptec, Inc.*	40,600	133,168
Avid Technology, Inc.* (a)	10,700	257,442
Compellent Technologies, Inc.*	3,600	44,640
Cray, Inc.*	11,900	61,642
Data Domain, Inc.* (a)	9,700	216,019
Electronics for Imaging, Inc.*	17,800	247,954
Hutchinson Technology, Inc.*	8,600	99,588
Hypercom Corp.*	19,100	76,018
Imation Corp.	9,100	205,569
Immersion Corp.*	10,400	60,528
Intermec, Inc.*	18,600	365,304
Intevac, Inc.*	7,800	82,992
Isilon Systems, Inc.*	4,500	19,845
Netezza Corp.*	11,300	119,893
Novatel Wireless, Inc.* (a)	10,600	64,236
Palm, Inc. (a)	35,609	212,586
Presstek, Inc.*	6,300	35,532

Quantum Corp.*	56,600	59,430
Rackable Systems, Inc.*	10,300	101,043
Rimage Corp.*	4,300	60,028
STEC, Inc.* (a)	11,000	84,700
Stratasys, Inc.*	6,700	117,049
Super Micro Computer, Inc.*	5,100	45,951
Synaptics, Inc.* (a)	10,650	321,843

		3,138,795
Electronic Equipment, Instruments & Components 2.2%
Agilysys, Inc.	7,968	80,397
Anixter International, Inc.*	9,000	535,590
Benchmark Electronics, Inc.*	20,748	292,132
Brightpoint, Inc.*	14,830	106,776
Checkpoint Systems, Inc.*	11,700	220,194
China Security & Surveillance Technology, Inc.* (a)	7,400	102,712
Cogent, Inc.*	14,300	146,146
Cognex Corp.	14,200	286,272
Coherent, Inc.*	6,800	241,740
Comverge, Inc.*	7,600	34,960
CPI International, Inc.*	1,900	27,512
CTS Corp.	12,890	164,734
Daktronics, Inc.	11,000	183,260
DTS, Inc.*	6,100	169,763
Echelon Corp.* (a)	9,300	91,884
Electro Rent Corp.	5,600	75,208
Electro Scientific Industries, Inc.*	9,556	135,886
FARO Technologies, Inc.*	5,800	118,146
Gerber Scientific, Inc.*	8,800	80,432
Insight Enterprises, Inc.*	15,962	214,051
IPG Photonics Corp.*	5,100	99,501
KEMET Corp.*	21,900	29,784
L-1 Identity Solutions, Inc.* (a)	19,560	298,877
Littelfuse, Inc.*	7,286	216,613
Maxwell Technologies, Inc.*	6,900	92,046
Measurement Specialties, Inc.*	3,511	61,232
Mercury Computer Systems, Inc.*	6,922	61,606
Methode Electronics, Inc. "A"	11,928	106,636
MTS Systems Corp.	6,100	256,810
Multi-Fineline Electronix, Inc.*	3,200	47,328
Newport Corp.*	11,900	128,282
OSI Systems, Inc.*	4,300	101,093
Park Electrochemical Corp.	6,787	164,517
PC Connection, Inc.*	1,900	12,711
PC Mall, Inc.*	4,300	29,369
Photon Dynamics, Inc.*	7,000	107,450
Plexus Corp.*	13,924	288,227
RadiSys Corp.* (a)	7,474	64,276
Rofin-Sinar Technologies, Inc.*	9,900	303,039
Rogers Corp.*	5,200	192,296
Sanmina-SCI Corp.*	158,300	221,620
ScanSource, Inc.*	8,900	256,231
Smart Modular Technologies (WWH), Inc.*	13,400	40,200
SYNNEX Corp.*	4,786	106,919
Technitrol, Inc.	14,000	207,060
TTM Technologies, Inc.*	14,700	145,824

Universal Display Corp.* (a)	10,315	113,052
Zygo Corp.*	4,200	52,836

		7,113,230
Internet Software & Services 2.1%
Ariba, Inc.* (a)	27,721	391,698
Art Technology Group, Inc.*	40,300	141,856
AsiaInfo Holdings, Inc.*	10,700	98,226
Bankrate, Inc.* (a)	3,800	147,858
Bidz.com, Inc.* (a)	2,700	23,382
Chordiant Software, Inc.*	11,380	58,379
comScore, Inc.*	6,200	109,306
Constant Contact, Inc.*	5,700	97,299
DealerTrack Holdings, Inc.*	12,600	212,184
Dice Holdings, Inc.*	5,000	35,500
Digital River, Inc.*	11,428	370,267
DivX, Inc.*	9,900	64,053
EarthLink, Inc.*	36,100	306,850
Greenfield Online, Inc.*	9,400	163,560
GSI Commerce, Inc.* (a)	8,200	126,936
InfoSpace, Inc.	12,100	131,285
Internap Network Services Corp.* (a)	17,930	62,396
Internet Brands, Inc. "A"*	5,400	37,638
Internet Capital Group, Inc.*	12,300	99,753
Interwoven, Inc.*	13,950	196,974
j2 Global Communications, Inc.*	14,200	331,570
Keynote Systems, Inc.*	3,200	42,400
Limelight Networks, Inc.*	11,300	28,250
Liquidity Services, Inc.*	5,500	59,675
LoopNet, Inc.*	8,200	80,606
Marchex, Inc. "B"	8,600	88,494
MercadoLibre, Inc.*	7,800	158,730
ModusLink Global Solutions, Inc.*	14,590	140,210
Move, Inc.*	36,500	77,380
NIC, Inc.	12,300	84,870
Omniture, Inc.* (a)	19,134	351,300
Perficient, Inc.*	10,700	71,048
Rackspace Hosting, Inc.*	5,500	53,735
RealNetworks, Inc.*	28,600	145,288
S1 Corp.*	17,900	109,548
SAVVIS, Inc.* (a)	11,100	149,184
SonicWALL, Inc.*	19,900	104,276
SupportSoft, Inc.*	10,600	31,800
Switch & Data Facilities Co.*	5,800	72,210
TechTarget, Inc.*	3,400	23,800
Terremark Worldwide, Inc.*	14,892	102,308
The Knot, Inc.*	10,300	86,005
TheStreet.com, Inc.	7,300	43,727
United Online, Inc.	24,582	231,317
ValueClick, Inc.*	27,300	279,279
Vignette Corp.*	9,240	99,238
VistaPrint Ltd.* (a)	13,400	440,056
Vocus, Inc.*	5,600	190,176
Websense, Inc.*	15,200	339,720
Website Pros, Inc.*	10,200	55,080

		6,946,680

IT Services 1.9%
Acxiom Corp.	18,100	226,974
BearingPoint, Inc.* (a)	59,300	30,836
CACI International, Inc. "A"*	9,100	455,910
Cass Information Systems, Inc.	1,400	50,190
China Information Security Technology, Inc.* (a)	5,300	24,910
CIBER, Inc.*	14,147	98,887
CSG Systems International, Inc.*	12,400	217,372
CyberSource Corp.*	21,647	348,733
Euronet Worldwide, Inc.* (a)	14,000	234,220
Exlservice Holdings, Inc.*	5,900	51,802
Forrester Research, Inc.*	5,200	152,464
Gartner, Inc.*	19,585	444,188
Gevity HR, Inc.	9,100	66,248
Global Cash Access Holdings, Inc.*	11,600	58,696
Heartland Payment Systems, Inc. (a)	8,560	218,794
iGATE Corp.*	4,288	37,177
infoGROUP, Inc.	9,800	64,778
Integral Systems, Inc.*	6,270	130,228
ManTech International Corp. "A"*	7,000	415,030
MAXIMUS, Inc.	5,406	199,157
NCI, Inc. "A"*	1,300	37,024
Ness Technologies, Inc.*	14,100	161,727
Online Resources Corp.*	9,600	74,592
Perot Systems Corp. "A"*	25,900	449,365
RightNow Technologies, Inc.*	9,700	121,929
Safeguard Scientifics, Inc.*	27,800	34,750
Sapient Corp.*	29,900	222,157
SI International, Inc.*	4,700	141,235
SRA International, Inc. "A"*	12,500	282,875
Syntel, Inc.	3,600	88,200
TeleTech Holdings, Inc.*	12,200	151,768
The Hackett Group, Inc.*	10,800	58,752
TNS, Inc.*	8,500	164,645
VeriFone Holdings, Inc.* (a)	20,700	342,378
Wright Express Corp.*	11,500	343,275

		6,201,266
Semiconductors & Semiconductor Equipment 3.0%
Actel Corp.*	9,068	113,169
Advanced Analogic Technologies, Inc.*	16,854	78,371
Advanced Energy Industries, Inc.*	9,806	134,146
Amkor Technology, Inc.*	33,200	211,484
ANADIGICS, Inc.*	18,600	52,266
Applied Micro Circuits Corp.*	19,775	118,254
Asyst Technologies, Inc.*	18,700	44,880
Atheros Communications* (a)	18,200	429,156
ATMI, Inc.*	10,206	183,504
AuthenTec, Inc.*	9,200	19,780
Axcelis Technologies, Inc.*	29,300	49,810
Brooks Automation, Inc.*	21,596	180,543
Cabot Microelectronics Corp.*	6,600	211,728
Cavium Networks, Inc.* (a)	9,000	126,720
CEVA, Inc.*	4,800	39,840
Cirrus Logic, Inc.*	23,000	125,350
Cohu, Inc.	7,483	118,381

Cymer, Inc.*	9,373	237,418
Diodes, Inc.*	9,550	176,197
DSP Group, Inc.*	10,700	81,855
Eagle Test Systems, Inc.*	2,900	44,399
EMCORE Corp.* (a)	21,900	108,186
Entegris, Inc.*	34,385	166,423
Exar Corp.*	14,982	114,762
FEI Co.* (a)	12,302	292,911
FormFactor, Inc.*	14,600	254,332
Hittite Microwave Corp.*	5,699	191,486
IXYS Corp.*	8,700	79,083
Kopin Corp.*	17,600	54,912
Kulicke & Soffa Industries, Inc.*	18,300	82,533
Lattice Semiconductor Corp.*	40,700	83,842
LTX-Credence Corp*	39,474	68,685
Mattson Technology, Inc.*	18,100	85,613
Micrel, Inc.	17,600	159,632
Microsemi Corp.* (a)	24,088	613,762
Microtune, Inc.*	16,500	44,220
MIPS Technologies, Inc.*	16,000	56,160
MKS Instruments, Inc.*	14,700	292,677
Monolithic Power Systems, Inc.*	8,900	154,593
Netlogic Microsystems, Inc.* (a)	5,500	166,320
NVE Corp.* (a)	1,800	50,958
OmniVision Technologies, Inc.*	15,600	177,996
Pericom Semiconductor Corp.*	8,200	86,100
Photronics, Inc.*	12,168	22,876
PLX Technology, Inc.*	10,000	51,200
PMC-Sierra, Inc.*	67,500	500,850
Power Integrations, Inc.*	8,900	214,490
RF Micro Devices, Inc.* (a)	78,287	228,598
Rubicon Technology, Inc.*	4,700	33,934
Rudolph Technologies, Inc.*	8,602	72,085
Semitool, Inc.*	7,200	58,896
Semtech Corp.*	18,700	261,052
Sigma Designs, Inc.* (a)	8,300	118,026
Silicon Image, Inc.*	25,100	134,034
Silicon Storage Technology, Inc.*	28,000	91,280
SiRF Technology Holdings, Inc.*	19,800	29,502
Skyworks Solutions, Inc.*	49,800	416,328
Spansion, Inc. "A"*	35,300	54,715
Standard Microsystems Corp.*	6,661	166,392
Supertex, Inc.*	4,248	119,624
Techwell, Inc.*	5,800	54,694
Tessera Technologies, Inc.*	14,500	236,930
Transmeta Corp.*	4,900	79,429
Trident Microsystems, Inc.*	22,400	53,760
TriQuint Semiconductor, Inc.*	43,678	209,218
Ultra Clean Holdings, Inc.*	7,300	36,792
Ultratech, Inc.*	8,528	103,189
Veeco Instruments, Inc.* (a)	10,800	159,948
Volterra Semiconductor Corp.*	8,800	112,024
Zoran Corp.*	15,165	123,746

		9,906,049

Software 3.9%
ACI Worldwide, Inc.* (a)	11,806	206,841
Actuate Corp.*	22,100	77,350
Advent Software, Inc.*	5,800	204,334
American Software, Inc. "A"	4,500	24,525
Blackbaud, Inc.	14,982	276,418
Blackboard, Inc.* (a)	10,100	406,929
Bottomline Technologies, Inc.*	8,300	86,320
Callidus Software, Inc.*	6,900	27,324
Commvault Systems, Inc.*	12,800	154,240
Concur Technologies, Inc.* (a)	13,100	501,206
Deltek, Inc.*	2,700	16,416
DemandTec, Inc.* (a)	4,800	43,248
Double-Take Software, Inc.*	6,200	61,690
Ebix, Inc.*	500	46,980
Entrust, Inc.*	15,300	32,895
Epicor Software Corp.*	16,500	130,185
EPIQ Systems, Inc.*	10,100	137,360
Fair Isaac Corp.	14,500	334,225
FalconStor Software, Inc.* (a)	13,783	73,877
i2 Technologies, Inc.* (a)	5,500	74,195
Informatica Corp.*	28,900	375,411
Interactive Intelligence, Inc.*	5,400	48,708
Jack Henry & Associates, Inc.	24,600	500,118
JDA Software Group, Inc.*	8,482	129,011
Kenexa Corp.*	7,933	125,262
Lawson Software, Inc.* (a)	39,200	274,400
Macrovision Solutions Corp.*	25,178	387,237
Magma Design Automation, Inc.*	15,000	60,300
Manhattan Associates, Inc.*	8,500	189,890
Mentor Graphics Corp.*	29,600	335,960
MICROS Systems, Inc.*	26,432	704,677
MicroStrategy, Inc. "A"*	2,700	160,731
Midway Games, Inc.* (a)	8,559	20,285
Monotype Imaging Holdings, Inc.*	3,300	36,729
MSC.Software Corp.*	12,700	135,890
Net 1 UEPS Technologies, Inc.*	13,700	305,921
NetScout Systems, Inc.*	8,100	86,184
NetSuite, Inc.* (a)	2,100	37,842
OpenTV Corp. "A"*	19,300	27,213
OPNET Technologies, Inc.*	2,400	29,232
Parametric Technology Corp.*	35,200	647,680
Pegasystems, Inc.	3,300	42,603
Phoenix Technologies Ltd.*	10,100	80,699
Progress Software Corp.*	12,994	337,714
PROS Holdings, Inc.*	2,900	27,231
QAD, Inc.	3,400	23,528
Quality Systems, Inc. (a)	5,700	240,882
Quest Software, Inc.*	21,700	275,373
Radiant Systems, Inc.*	8,300	72,127
Renaissance Learning, Inc.	1,900	24,681
Secure Computing Corp.*	19,337	105,967
Smith Micro Software, Inc.*	10,300	73,130
Solera Holdings, Inc.*	17,000	488,240
Sonic Solutions* (a)	9,400	41,360
Sourcefire, Inc.*	4,700	34,263

SPSS, Inc.*	6,100	179,096
SuccessFactors, Inc.*	8,400	91,560
Sybase, Inc.*	24,300	744,066
Symyx Technologies, Inc.*	12,370	122,587
Synchronoss Technologies, Inc.* (a)	7,800	73,398
Take-Two Interactive Software, Inc.*	23,500	385,400
Taleo Corp. "A"*	8,207	163,237
TeleCommunication Systems, Inc. "A"*	8,200	56,662
THQ, Inc.*	20,245	243,750
TIBCO Software, Inc.*	56,400	412,848
TiVo, Inc.*	34,400	251,808
Tyler Technologies, Inc.*	10,600	160,802
Ultimate Software Group, Inc.*	8,300	224,100
Unica Corp.*	2,900	22,736
VASCO Data Security International, Inc.*	9,300	96,348
Wind River Systems, Inc.*	24,000	240,000

		12,871,435
Materials 3.9%
Chemicals 2.1%
A. Schulman, Inc.	9,400	185,932
American Vanguard Corp.	7,033	106,058
Arch Chemicals, Inc.	7,288	257,266
Balchem Corp.	4,900	130,683
Calgon Carbon Corp.*	11,700	238,212
Ferro Corp.	12,632	253,903
Flotek Industries, Inc.* (a)	7,600	83,600
GenTek, Inc.*	3,200	82,272
H.B. Fuller Co.	15,281	318,914
Hercules, Inc.	35,500	702,545
ICO, Inc.*	6,900	38,709
Innophos Holdings, Inc.	3,800	92,644
Innospec, Inc.	8,100	97,686
Koppers Holdings, Inc.	6,200	231,942
Landec Corp.*	4,900	40,131
LSB Industries, Inc.* (a)	6,200	85,870
Minerals Technologies, Inc.	6,168	366,133
NewMarket Corp.	4,300	226,008
NL Industries, Inc. (a)	1,832	18,815
Olin Corp.	22,754	441,428
OM Group, Inc.*	9,200	207,000
Penford Corp.	4,800	84,912
PolyOne Corp.*	27,262	175,840
Quaker Chemical Corp.	3,900	110,994
Rockwood Holdings, Inc.*	13,787	353,774
Sensient Technologies Corp.	14,233	400,374
ShengdaTech, Inc.* (a)	11,000	77,000
Solutia, Inc.*	29,800	417,200
Spartech Corp.	11,100	109,890
Stepan Co.	2,400	130,968
W.R. Grace & Co.*	22,200	335,664
Westlake Chemical Corp. (a)	5,200	109,356
Zep, Inc.	6,365	112,279
Zoltek Companies, Inc.* (a)	8,300	142,013

		6,766,015

Construction Materials 0.2%
Headwaters, Inc.* (a)	12,100	161,535
Texas Industries, Inc.	7,347	300,198
US Concrete, Inc.*	13,500	60,345

		522,078
Containers & Packaging 0.3%
AEP Industries, Inc.*	1,600	32,000
Boise, Inc.*	12,300	19,188
Graphic Packaging Holding Co.* (a)	38,900	97,250
Myers Industries, Inc.	9,359	118,017
Rock-Tenn Co. "A"	11,400	455,772
Silgan Holdings, Inc.	8,500	434,265

		1,156,492
Metals & Mining 0.9%
A.M. Castle & Co.	4,700	81,216
Allied Nevada Gold Corp.*	12,400	70,928
AMCOL International Corp.	7,550	236,013
Apex Silver Mines Ltd.* (a)	20,800	35,776
Brush Engineered Materials, Inc.*	5,700	105,849
China Precision Steel, Inc.* (a)	7,000	23,310
Coeur d'Alene Mines Corp.*	169,100	258,723
Compass Minerals International, Inc.	10,000	523,900
General Moly, Inc.* (a)	21,500	93,525
General Steel Holdings, Inc.* (a)	4,100	29,274
Haynes International, Inc.*	3,700	173,271
Hecla Mining Co.* (a)	38,500	180,180
Horsehead Holding Corp.*	9,900	58,410
Kaiser Aluminum Corp.	5,200	223,340
Olympic Steel, Inc.	3,000	88,470
Royal Gold, Inc.	9,700	348,812
RTI International Metals, Inc.*	6,900	134,964
Stillwater Mining Co.* (a)	11,925	69,284
Sutor Technology Group Ltd.*	3,600	11,844
Universal Stainless & Alloy Products, Inc.*	2,400	61,320
Worthington Industries, Inc. (a)	20,100	300,294

		3,108,703
Paper & Forest Products 0.4%
AbitibiBowater, Inc. (a)	16,016	61,982
Buckeye Technologies, Inc.*	11,398	93,350
Deltic Timber Corp.	3,700	235,468
Glatfelter	13,808	186,960
Kapstone Paper and Packaging Corp.* (a)	3,100	19,685
Louisiana-Pacific Corp.	31,100	289,230
Mercer International, Inc.* (a)	12,212	44,696
Neenah Paper, Inc.	5,600	110,880
Schweitzer-Mauduit International, Inc.	6,100	115,839
Verso Paper Corp.	5,000	13,200
Wausau Paper Corp.	11,480	116,292

		1,287,582
Telecommunication Services 1.1%
Diversified Telecommunication Services 0.9%
Alaska Communications Systems Group, Inc. (a)	15,200	185,896
Atlantic Tele-Network, Inc.	2,300	64,400

Cbeyond, Inc.*	8,200	117,998
Cincinnati Bell, Inc.*	74,700	230,823
Cogent Communications Group, Inc.* (a)	14,800	114,256
Consolidated Communications Holdings, Inc. (a)	8,250	124,410
FairPoint Communications, Inc. (a)	28,090	243,540
General Communication, Inc. "A"*	15,500	143,530
Global Crossing Ltd.* (a)	9,100	137,956
Globalstar, Inc.* (a)	9,100	15,470
iBasis, Inc.	6,400	22,336
IDT Corp. "B"* (a)	13,200	9,767
Iowa Telecommunications Services, Inc.	8,400	156,912
NTELOS Holdings Corp.	9,100	244,699
PAETEC Holding Corp.*	37,099	79,763
Premiere Global Services, Inc.*	18,448	259,379
Shenandoah Telecommunications Co.	6,072	134,009
tw telecom, inc.*	47,500	493,525
Vonage Holdings Corp.* (a)	12,200	12,322

		2,790,991
Wireless Telecommunication Services 0.2%
Centennial Communications Corp.*	23,000	143,520
FiberTower Corp.* (a)	30,000	41,400
ICO Global Communications Holdings Ltd.*	30,100	32,809
iPCS, Inc.*	5,800	129,166
Syniverse Holdings, Inc.*	15,220	252,804
TerreStar Corp.*	15,700	15,700
USA Mobility, Inc.*	9,364	103,004
Virgin Mobile USA, Inc. "A"*	6,925	20,359

		738,762
Utilities 3.5%
Electric Utilities 1.4%
ALLETE, Inc.	9,100	404,950
Central Vermont Public Service Corp.	2,800	65,632
Cleco Corp.	20,460	516,615
El Paso Electric Co.*	15,500	325,500
Empire District Electric Co.	8,900	190,015
IDACORP, Inc. (a)	13,200	383,988
ITC Holdings Corp. (a)	16,200	838,674
MGE Energy, Inc.	6,000	213,300
Portland General Electric Co.	21,200	501,592
UIL Holdings Corp.	6,933	238,010
Unisource Energy Corp.	10,200	297,738
Westar Energy, Inc.	32,000	737,280

		4,713,294
Gas Utilities 1.3%
Chesapeake Utilities Corp.	1,000	33,210
EnergySouth, Inc.	1,800	110,574
New Jersey Resources Corp.	14,275	512,330
Nicor, Inc. (a)	13,500	598,725
Northwest Natural Gas Co.	9,107	473,564
Piedmont Natural Gas Co., Inc. (a)	24,500	783,020
South Jersey Industries, Inc.	10,300	367,710
Southwest Gas Corp.	13,512	408,873
The Laclede Group, Inc.	6,500	315,185

WGL Holdings, Inc.	16,600	538,670

		4,141,861
Independent Power Producers & Energy Traders 0.1%
Ormat Technologies, Inc. (a)	6,100	221,613
Synthesis Energy Systems, Inc.*	4,600	22,310
US Geothermal, Inc.*	15,300	27,234

		271,157
Multi-Utilities 0.4%
Avista Corp.	18,371	398,834
Black Hills Corp.	12,000	372,840
CH Energy Group, Inc. (a)	4,200	182,994
NorthWestern Corp.	13,600	341,768
PNM Resources, Inc.	22,400	229,376

		1,525,812
Water Utilities 0.3%
American States Water Co.	4,600	177,100
Cadiz, Inc.*	2,400	45,768
California Water Service Group	5,700	219,450
Connecticut Water Service, Inc.	1,200	34,740
Consolidated Water Co., Ltd. (a)	5,600	95,312
Middlesex Water Co.	2,300	40,181
SJW Corp.	5,400	161,838
Southwest Water Co. (a)	9,625	122,719

		897,108

Total Common Stocks (Cost $355,679,747)		325,818,137
Warrants 0.0%
Industrials
Pegasus Wireless Corp., Expiration Date 2/15/2020* (Cost $0)	2,040	0
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 2.06% **, 12/4/2008 (b) (Cost $677,544)	680,000	679,136
	Shares	Value ($)

Closed End Investment Companies 0.2%
Apollo Investment Corp. (a)	43,323	738,657
Kayne Anderson Energy Development Fund (a)	1,900	32,167

Total Closed End Investment Companies (Cost $832,149)		770,824
Securities Lending Collateral 21.1%
Daily Assets Fund Institutional, 2.79% (c) (d) (Cost $68,742,582)	68,742,582	68,742,582
Cash Equivalents 0.4%
Cash Management QP Trust, 2.38% (c) (Cost $1,323,118)	1,323,118	1,323,118

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $427,255,140) †				121.6	397,333,797
Other Assets and Liabilities, Net				(21.6)	(70,600,726)

Net Assets				100.0	326,733,071

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $428,151,815. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $30,818,018. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $48,956,322 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $79,774,340.

(a)				All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $67,889,916 which is 20.8% of net assets.
(b)				At September 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)
Russell E Mini 2000 Index	12/19/2008	16	1,157,474	1,085,440	(72,034)

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 396,654,661	$ (72,034)
Level 2	679,136	-
Level 3	-	-
Total	$ 397,333,797	$ (72,034)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008